NATIONWIDE VLI

SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)1

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class (WRPAP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)1

Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class (WRSCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 10, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 22, 2024 (inception) to December 31, 2024.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 27, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 24, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I (NJMIM1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

ABTGB	135	$4,263	$4,085	$-	$4,085	$-	$4,085
ALVDAA	1,767	17,864	19,238	-	19,238	-	19,238
ALVIVB	12,114	209,041	252,214	-	252,214	-	252,214
ALVSVA	156,334	2,718,932	2,593,589	-	2,593,589	-	2,593,589
WFVSCG	-	-	-	-	-	-	-
AMVBC4	26,718	440,954	468,909	-	468,909	-	468,909
AMVGS4	354	6,219	6,713	-	6,713	-	6,713
AMVGV2	646	6,288	6,309	-	6,309	-	6,309
BRVGA1	120,708	2,081,644	2,129,297	54	2,129,351	-	2,129,351
BRVHYI	42,943	299,440	302,319	1,594	303,913	-	303,913
MLVGA2	181,468	3,351,536	3,172,067	65	3,172,132	-	3,172,132
DSIF	16	1,434	1,423	65	1,488	-	1,488
DVSCS	262,030	4,527,140	4,719,165	1	4,719,166	-	4,719,166
DFVGB	24,789	253,013	241,694	2	241,696	-	241,696
DFVGMI	8,917	134,084	161,574	-	161,574	1	161,573
DFVIPS	10,741	98,603	99,572	1	99,573	-	99,573
DFVIS	24,118	290,551	356,458	1	356,459	-	356,459
DFVIV	16,790	228,310	311,115	-	311,115	1	311,114
DFVSTF	8,288	85,833	83,460	-	83,460	-	83,460
DFVULV	17,547	518,673	612,561	14	612,575	-	612,575
DFVUTV	17,432	391,650	388,387	3	388,390	-	388,390
DSGIBA	58,364	1,277,581	1,304,438	1	1,304,439	-	1,304,439
FQB	136,628	1,448,307	1,445,521	-	1,445,521	-	1,445,521
FCS	65,515	3,665,281	3,887,011	-	3,887,011	2	3,887,009
FEIS	247,773	5,995,423	7,225,047	-	7,225,047	-	7,225,047
FEMS	23,531	304,183	373,204	2	373,206	-	373,206
FF10S	24,075	286,414	292,035	1	292,036	-	292,036
FF20S	259,429	3,477,741	3,421,862	-	3,421,862	2	3,421,860
FF30S	415,477	6,200,946	7,316,541	-	7,316,541	-	7,316,541
FGS	138,943	13,068,026	13,416,357	2	13,416,359	-	13,416,359
FIGBS	450,148	5,416,825	5,032,659	92	5,032,751	-	5,032,751
FMCS	242,490	8,719,711	8,921,213	-	8,921,213	45	8,921,168
FNRS2	189,584	3,725,900	5,137,714	2	5,137,716	-	5,137,716
FOS	138,306	3,342,588	3,778,517	-	3,778,517	28	3,778,489
FRESS	7,809	138,986	138,368	-	138,368	-	138,368

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

FVSS	17,961	284,732	284,865	-	284,865	-	284,865
FVSS2	10,021	173,078	162,034	-	162,034	-	162,034
FTVFA1	13,908	72,048	77,883	-	77,883	-	77,883
FTVFA2	56,216	300,871	311,437	1	311,438	-	311,438
FTVGB1	35,334	519,675	494,673	-	494,673	-	494,673
FTVGI2	124,738	1,853,304	1,642,800	-	1,642,800	1	1,642,799
FTVIS1	27,252	422,469	436,582	-	436,582	-	436,582
FTVIS2	210,268	3,094,711	3,187,665	1	3,187,666	-	3,187,666
FTVMD1	8,367	164,710	168,010	-	168,010	-	168,010
FTVSVI	454,391	6,547,415	6,788,600	-	6,788,600	-	6,788,600
TIF2	124,171	1,673,774	2,014,053	-	2,014,053	1	2,014,052
GVGMNS	10,589	119,023	121,344	1	121,345	-	121,345
RVARS	4,093	106,828	96,112	1	96,113	-	96,113
ACEG	12,195	743,089	987,775	-	987,775	2	987,773
AVMCCI	6,376	62,228	70,204	2	70,206	-	70,206
OVAG	22,766	1,706,823	1,712,247	-	1,712,247	3	1,712,244
OVIG	1,242,725	2,689,148	2,410,887	4	2,410,891	-	2,410,891
OVSB	91,511	421,522	418,207	34	418,241	-	418,241
OVSC	111,781	2,806,523	3,190,241	-	3,190,241	-	3,190,241
JAEI	39,734	3,116,369	3,320,931	-	3,320,931	-	3,320,931
JAGTS	469,934	7,997,170	11,250,224	1	11,250,225	-	11,250,225
JAIGS	-	16	20	-	20	20	-
JAWGS	2,973	210,505	227,160	-	227,160	-	227,160
LPVCII	7,217	154,680	146,141	-	146,141	-	146,141
LVCLGI	2,824	129,606	135,818	-	135,818	1	135,817
LACIPS	3,628	34,742	32,782	-	32,782	3	32,779
LACMV2	179,990	3,466,234	3,482,618	2	3,482,620	-	3,482,620
LOVTRC	89,226	1,313,704	1,267,009	1	1,267,010	-	1,267,010
MNDIC	60,315	963,469	940,907	1	940,908	-	940,908
MV3MVI	52,133	516,730	527,061	-	527,061	-	527,061
MVFIC	85	1,900	1,887	-	1,887	1,846	41
MVIGIC	29,062	451,133	521,367	-	521,367	-	521,367
MVIVIC	21,262	662,698	786,038	-	786,038	-	786,038

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

MVIVSC	71,261	2,083,784	2,576,099	-	2,576,099	1	2,576,098
DTRTFB	24,689	214,436	204,424	-	204,424	-	204,424
EIF	281,450	5,595,635	6,540,903	14	6,540,917	-	6,540,917
GBF	278,713	2,907,559	2,653,344	146	2,653,490	-	2,653,490
GEM	348,787	4,491,242	5,186,458	1	5,186,459	-	5,186,459
GIG	472,595	6,687,045	7,306,320	-	7,306,320	4,262	7,302,058
GVAAA2	487,190	12,662,088	15,093,159	-	15,093,159	5	15,093,154
GVABD2	110,487	1,250,484	1,297,112	-	1,297,112	1	1,297,111
GVAGG2	95,598	3,288,700	4,221,588	-	4,221,588	-	4,221,588
GVAGI2	36,864	2,219,241	2,970,131	5	2,970,136	-	2,970,136
GVAGR2	75,620	7,695,032	12,180,136	-	12,180,136	-	12,180,136
GVDMA	4,522,100	47,574,649	53,225,112	1	53,225,113	-	53,225,113
GVDMC	98,376	990,588	1,072,301	-	1,072,301	-	1,072,301
GVEX1	3,337,362	34,722,523	44,053,174	-	44,053,174	24	44,053,150
GVIDA	905,504	9,969,938	12,224,302	-	12,224,302	1	12,224,301
GVIDC	63,989	619,729	681,484	1	681,485	-	681,485
GVIDM	1,500,899	14,213,519	16,194,705	-	16,194,705	2	16,194,703
GVIX2	32,751	333,958	432,309	-	432,309	-	432,309
HIBF	285,715	1,770,641	1,657,148	1	1,657,149	-	1,657,149
IDPG	10,296	110,824	128,595	-	128,595	1	128,594
IDPGI	24,689	273,800	302,438	3	302,441	-	302,441
MCIF	276,915	5,421,669	5,513,381	-	5,513,381	1	5,513,380
MSBF	303,583	2,690,071	2,732,247	1	2,732,248	-	2,732,248
NCPG	56,691	666,120	839,033	-	839,033	-	839,033
NCPGI	170,547	2,327,205	2,394,476	-	2,394,476	1	2,394,475
NFDIW1	543,231	6,854,317	6,975,089	-	6,975,089	-	6,975,089
NJMIM1	27,502	284,077	282,441	-	282,441	-	282,441
NJMIM2	98,753	1,018,484	1,012,214	-	1,012,214	-	1,012,214
NLCG1	23,947	446,280	447,098	-	447,098	-	447,098
NLCG2	230,180	4,287,181	4,295,161	-	4,295,161	1	4,295,160
NNASD1	19,081	247,649	244,421	-	244,421	-	244,421
NNASD2	1,409	17,904	18,035	-	18,035	-	18,035
NVAMV1	199,870	3,095,752	3,705,596	-	3,705,596	-	3,705,596

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

NVAMVX	959,432	16,674,678	17,759,088	-	17,759,088	-	17,759,088
NVBX	143,310	1,430,150	1,295,524	1	1,295,525	-	1,295,525
NVCBD1	316,694	2,918,702	2,938,920	153	2,939,073	-	2,939,073
NVCCA1	602,740	6,354,372	8,106,851	1	8,106,852	-	8,106,852
NVCCN1	73,706	750,911	878,580	-	878,580	-	878,580
NVCMA1	1,485,003	13,971,055	19,691,138	1	19,691,139	-	19,691,139
NVCMC1	32,427	346,426	416,033	-	416,033	1	416,032
NVCMD1	468,439	5,005,099	6,309,874	-	6,309,874	1	6,309,873
NVCRA1	529,824	5,652,635	8,842,757	-	8,842,757	1	8,842,756
NVCRB1	215,964	2,378,008	2,904,722	-	2,904,722	-	2,904,722
NVDBL2	38,678	559,911	616,529	-	616,529	-	616,529
NVDBLP	45,054	630,429	720,409	-	720,409	-	720,409
NVDCA2	10,068	145,386	158,668	-	158,668	4	158,664
NVDCAP	98,255	1,415,420	1,547,521	-	1,547,521	-	1,547,521
NVDMAP	242,887	2,490,988	2,841,775	-	2,841,775	-	2,841,775
NVDMCP	48,235	438,459	524,796	-	524,796	-	524,796
NVFIII	3,830	37,326	36,842	-	36,842	-	36,842
NVGEII	28,989	509,837	613,984	-	613,984	-	613,984
NVIDAP	238,276	2,544,192	3,209,580	-	3,209,580	-	3,209,580
NVIDCP	40,195	394,329	428,880	4	428,884	-	428,884
NVIDMP	669,596	6,386,461	7,218,244	1	7,218,245	-	7,218,245
NVIE6	16,303	163,587	248,290	-	248,290	-	248,290
NVIX	130,200	1,354,359	1,721,242	4	1,721,246	-	1,721,246
NVMIVX	203,206	2,154,556	3,107,018	-	3,107,018	1	3,107,017
NVMLG1	1,684,880	14,506,026	15,871,571	-	15,871,571	1	15,871,570
NVMMG1	454,108	3,924,414	3,537,498	-	3,537,498	-	3,537,498
NVMMV1	45,651	350,901	344,207	-	344,207	-	344,207
NVMMV2	413,078	3,379,394	3,147,656	6	3,147,662	-	3,147,662
NVNMO1	295,046	2,988,931	2,903,255	1	2,903,256	-	2,903,256
NVNSR2	270,277	3,435,391	2,981,156	-	2,981,156	1	2,981,155
NVOLG1	1,298,838	26,709,027	38,653,425	-	38,653,425	51	38,653,374
NVRE1	503,165	3,703,122	3,924,685	-	3,924,685	2	3,924,683
NVSIX2	167,828	1,335,791	1,552,410	-	1,552,410	5	1,552,405

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

NVSTB1	192,060	1,940,943	1,891,786	-	1,891,786	10	1,891,776
NVSTB2	77,665	778,726	761,895	3	761,898	-	761,898
NVTIV3	116,895	1,264,287	1,800,187	-	1,800,187	-	1,800,187
SAM	7,913,873	7,913,873	7,913,873	9	7,913,882	-	7,913,882
SAM5	749,913	749,913	749,913	7	749,920	-	749,920
SCF	178,695	3,274,416	3,622,150	-	3,622,150	2	3,622,148
SCGF	153,341	2,473,023	2,780,073	-	2,780,073	-	2,780,073
SCVF	145,337	1,230,609	1,348,732	-	1,348,732	-	1,348,732
TRF	221,473	4,717,320	5,432,733	15	5,432,748	-	5,432,748
AMMCGS	17,728	469,104	425,829	1	425,830	-	425,830
AMSRS	33,747	951,397	1,443,004	-	1,443,004	151	1,442,853
AMTB	119,193	1,212,856	1,152,593	-	1,152,593	2	1,152,591
DWVSVS	7,987	274,571	318,452	2	318,454	-	318,454
WRASP	363,767	3,315,971	3,637,667	43	3,637,710	-	3,637,710
WRBDP	1,565	7,959	7,338	-	7,338	-	7,338
WRBP	2,645	15,833	17,269	-	17,269	-	17,269
WRGNR	1,055	4,554	6,465	-	6,465	-	6,465
WRHIP	239,569	744,682	701,936	-	701,936	-	701,936
WRMCG	75,384	733,274	581,965	-	581,965	-	581,965
WRPAP	7,715	32,719	35,643	-	35,643	-	35,643
WRPMAP	6,841	30,217	31,949	-	31,949	-	31,949
WRSCP	1,049	8,413	7,815	-	7,815	-	7,815
WRSTP	747	19,132	24,408	-	24,408	1	24,407
NOTB3	26,379	499,980	396,470	4	396,474	-	396,474
NOTG3	30,247	433,253	416,805	-	416,805	-	416,805
NOTMG3	20,968	237,293	280,546	-	280,546	1	280,545
PMVAAA	46,621	455,665	446,625	4	446,629	-	446,629
PMVFBA	41,903	377,198	315,109	3	315,112	-	315,112
PMVLDA	5,641	55,092	55,169	36	55,205	-	55,205
PMVRSA	26,286	145,861	165,338	-	165,338	-	165,338
PVSTA	23,653	243,425	244,330	-	244,330	-	244,330
PVEIB	100,075	2,768,510	3,571,659	1	3,571,660	-	3,571,660
PVGOB	92,719	1,205,941	1,630,006	1	1,630,007	-	1,630,007

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

PVNOB	2,176	99,614	100,757	-	100,757	-	100,757
TRHS2	67,698	3,553,839	3,657,733	-	3,657,733	1	3,657,732
TRHSP	49,657	2,826,965	2,903,446	-	2,903,446	5	2,903,441
TRMCG2	490	12,951	11,618	-	11,618	-	11,618
VWHA	53,476	1,509,793	1,791,978	1	1,791,979	-	1,791,979
VRVDRI	10,520	226,209	214,192	-	214,192	-	214,192

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

*** If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ABTGB	ALVDAA	ALVIVB	ALVSVA	WFVSCG	AMVBC4	AMVGS4	AMVGV2

Reinvested dividends	$-	338	4,972	22,124	-	5,596	12	525

Net investment income (loss)	-	338	4,972	22,124	-	5,596	12	525

Realized gain (loss) on investments	(175)	(465)	14,448	(26,506)	(79,003)	3,214	(45)	(2)

Change in unrealized gain (loss) on investments	(299)	2,463	34,890	(207,902)	85,083	30,179	494	150

Net gain (loss) on investments	(474)	1,998	49,338	(234,408)	6,080	33,393	449	148

Reinvested capital gains	872	-	-	286,254	27,615	30,590	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$398	2,336	54,310	73,970	33,695	69,579	461	673

Investment Activity*:	BRVGA1	BRVHYI	MLVGA2	DSIF	DVSCS	DFVGB	DFVGMI	DFVIPS

Reinvested dividends	$69,344	18,804	100,268	81,419	58,872	9,496	3,948	3,844

Net investment income (loss)	69,344	18,804	100,268	81,419	58,872	9,496	3,948	3,844

Realized gain (loss) on investments	11,677	(7,011)	(8,958)	3,531,754	44,847	(949)	2,930	283

Change in unrealized gain (loss) on investments	114,610	12,470	193,170	(2,610,562)	(300,858)	641	13,224	2,828

Net gain (loss) on investments	126,287	5,459	184,212	921,192	(256,011)	(308)	16,154	3,111

Reinvested capital gains	159,352	655	240,059	585,295	448,155	-	1,474	-

Net increase (decrease) in contract owners’ equity resulting from operations	$354,983	24,918	524,539	1,587,906	251,016	9,188	21,576	6,955

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB	FCS

Reinvested dividends	$10,012	10,903	3,438	10,981	6,819	51,421	43,965	1,811

Net investment income (loss)	10,012	10,903	3,438	10,981	6,819	51,421	43,965	1,811

Realized gain (loss) on investments	3,002	11,872	(1,376)	14,305	(2,727)	1,891	(5,209)	215,128

Change in unrealized gain (loss) on investments	63,835	60,046	7,482	27,240	(1,292)	(27,548)	55,420	(67,160)

Net gain (loss) on investments	66,837	71,918	6,106	41,545	(4,019)	(25,657)	50,211	147,968

Reinvested capital gains	12,114	7,936	-	34,299	30,852	147,219	-	581,444

Net increase (decrease) in contract owners’ equity resulting from operations	$88,963	90,757	9,544	86,825	33,652	172,983	94,176	731,223

Investment Activity*:	FEIS	FEMS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS

Reinvested dividends	$117,281	5,949	9,033	88,248	160,461	26,073	174,868	30,929

Net investment income (loss)	117,281	5,949	9,033	88,248	160,461	26,073	174,868	30,929

Realized gain (loss) on investments	347,752	(503)	(12,003)	(12,706)	67,393	521,724	(41,997)	12,474

Change in unrealized gain (loss) on investments	404,011	100,684	27,642	158,627	447,841	(391,955)	206,341	(97,635)

Net gain (loss) on investments	751,763	100,181	15,639	145,921	515,234	129,769	164,344	(85,161)

Reinvested capital gains	389,659	2,344	3,526	172,924	291,620	1,666,225	-	981,971

Net increase (decrease) in contract owners’ equity resulting from operations	$1,258,703	108,474	28,198	407,093	967,315	1,822,067	339,212	927,739

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FNRS2	FOS	FRESS	FVSS	FVSS2	FTVDM2	FTVFA1	FTVFA2

Reinvested dividends	$98,239	56,151	2,774	2,550	1,236	7,418	1,620	5,596

Net investment income (loss)	98,239	56,151	2,774	2,550	1,236	7,418	1,620	5,596

Realized gain (loss) on investments	284,470	54,324	(1,725)	2,413	(4,015)	406,997	(2,769)	21,408

Change in unrealized gain (loss) on investments	109,636	215,949	3,214	4,829	9,238	55,660	7,162	(3,814)

Net gain (loss) on investments	394,106	270,273	1,489	7,242	5,223	462,657	4,393	17,594

Reinvested capital gains	-	326,899	61	10,927	6,131	23,151	3,005	11,814

Net increase (decrease) in contract owners’ equity resulting from operations	$492,345	653,323	4,324	20,719	12,590	493,226	9,018	35,004

Investment Activity*:	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVMD1	FTVSVI	TIF2	GVGMNS

Reinvested dividends	$-	-	20,853	133,623	3,195	79,743	43,651	4,528

Net investment income (loss)	-	-	20,853	133,623	3,195	79,743	43,651	4,528

Realized gain (loss) on investments	(21,102)	(36,574)	(979)	(2,412)	(30)	(76,083)	4,114	359

Change in unrealized gain (loss) on investments	90,653	264,288	25,907	161,195	5,853	(2,889)	303,817	(7,774)

Net gain (loss) on investments	69,551	227,714	24,928	158,783	5,823	(78,972)	307,931	(7,415)

Reinvested capital gains	-	-	4,173	28,087	15,608	501,687	121,884	13,903

Net increase (decrease) in contract owners’ equity resulting from operations	$69,551	227,714	49,954	320,493	24,626	502,458	473,466	11,016

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVARS	ACEG	AVMCCI	IVBRA1	OVAG	OVGS	OVIG	OVSB

Reinvested dividends	$2,388	-	223	141,568	-	-	8,039	23,317

Net investment income (loss)	2,388	-	223	141,568	-	-	8,039	23,317

Realized gain (loss) on investments	(2,221)	(1,140)	(225)	(237,744)	10,984	(139,452)	(17,273)	(2,699)

Change in unrealized gain (loss) on investments	1,146	17,556	(648)	278,713	(69,209)	(290,063)	129,572	27,339

Net gain (loss) on investments	(1,075)	16,416	(873)	40,969	(58,225)	(429,515)	112,299	24,640

Reinvested capital gains	-	91,856	6,577	-	141,245	1,234,239	215,603	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,313	108,272	5,927	182,537	83,020	804,724	335,941	47,957

Investment Activity*:	OVSC	JACAS	JAEI	JAGSEI	JAGTS	JAIGS	JAWGS	LPVCII

Reinvested dividends	$13,783	13,224	9,821	10	-	25,864	4,716	3,016

Net investment income (loss)	13,783	13,224	9,821	10	-	25,864	4,716	3,016

Realized gain (loss) on investments	40,420	906,117	32,920	760	183,435	1,535,360	33,482	(39)

Change in unrealized gain (loss) on investments	(100,953)	(785,382)	(40,267)	-	1,238,822	(857,943)	16,162	(6,887)

Net gain (loss) on investments	(60,533)	120,735	(7,347)	760	1,422,257	677,417	49,644	(6,926)

Reinvested capital gains	309,351	678,184	229,059	45	997,604	-	67,733	19,147

Net increase (decrease) in contract owners’ equity resulting from operations	$262,601	812,143	231,533	815	2,419,861	703,281	122,093	15,237

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LVCLGI	LACIP2	LACIPS	LACMV2	LOVTRC	MMCGSC	MNDIC	MV2IGI

Reinvested dividends	$-	1	2,383	65,533	58,491	-	-	5,258

Net investment income (loss)	-	1	2,383	65,533	58,491	-	-	5,258

Realized gain (loss) on investments	110	16,886	60,171	25,493	(25,802)	5	(72,984)	89,673

Change in unrealized gain (loss) on investments	6,300	605	619	(73,142)	52,882	-	186,493	(195,762)

Net gain (loss) on investments	6,410	17,491	60,790	(47,649)	27,080	5	113,509	(106,089)

Reinvested capital gains	9,045	-	-	290,441	-	-	-	277,181

Net increase (decrease) in contract owners’ equity resulting from operations	$15,455	17,492	63,173	308,325	85,571	5	113,509	176,350

Investment Activity*:	MV3MVI	MVFIC	MVIGIC	MVIVIC	MVIVSC	DTRTFB	EIF	GBF

Reinvested dividends	$5,493	180,318	4,595	11,432	31,516	7,364	96,032	100,024

Net investment income (loss)	5,493	180,318	4,595	11,432	31,516	7,364	96,032	100,024

Realized gain (loss) on investments	5,101	655,825	29,823	30,385	147,355	(323)	37,922	(40,905)

Change in unrealized gain (loss) on investments	(23,692)	(694,982)	38,761	120,324	409,328	6,670	810,222	115,758

Net gain (loss) on investments	(18,591)	(39,157)	68,584	150,709	556,683	6,347	848,144	74,853

Reinvested capital gains	47,812	838,848	27,337	41,419	134,792	-	244,685	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,714	980,009	100,516	203,560	722,991	13,711	1,188,861	174,877

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA

Reinvested dividends	$21,031	24,822	-	-	-	-	-	-

Net investment income (loss)	21,031	24,822	-	-	-	-	-	-

Realized gain (loss) on investments	36,056	38,454	144,921	(187)	106,551	118,798	728,697	(1,127,436)

Change in unrealized gain (loss) on investments	977,728	526,652	1,074,395	82,237	567,101	140,644	1,223,078	8,786,096

Net gain (loss) on investments	1,013,784	565,106	1,219,316	82,050	673,652	259,442	1,951,775	7,658,660

Reinvested capital gains	-	56,894	810,143	-	115,145	214,794	192,839	477,823

Net increase (decrease) in contract owners’ equity resulting from operations	$1,034,815	646,822	2,029,459	82,050	788,797	474,236	2,144,614	8,136,483

Investment Activity*:	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG

Reinvested dividends	$-	360,286	-	-	-	17,290	94,186	-

Net investment income (loss)	-	360,286	-	-	-	17,290	94,186	-

Realized gain (loss) on investments	(4,967)	(1,327,630)	(129,884)	1,753	(1,256,728)	44,173	(10,077)	211

Change in unrealized gain (loss) on investments	118,532	6,064,893	1,937,870	56,460	3,414,392	67,607	4,986	12,311

Net gain (loss) on investments	113,565	4,737,263	1,807,986	58,213	2,157,664	111,780	(5,091)	12,522

Reinvested capital gains	-	47,656	182,563	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$113,565	5,145,205	1,990,549	58,213	2,157,664	129,070	89,095	12,522

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	IDPGI	MCIF	MSBF	NCPG	NCPGI	NFDIW1	NJMIM1	NJMIM2

Reinvested dividends	$-	75,970	89,011	-	-	3,372	1,596	5,594

Net investment income (loss)	-	75,970	89,011	-	-	3,372	1,596	5,594

Realized gain (loss) on investments	2,093	(277,551)	(7,750)	6,756	3,590	309	-	(2)

Change in unrealized gain (loss) on investments	21,022	234,001	113,576	54,191	39,412	120,773	(1,636)	(6,269)

Net gain (loss) on investments	23,115	(43,550)	105,826	60,947	43,002	121,082	(1,636)	(6,271)

Reinvested capital gains	-	408,778	-	14,027	228	10,588	198	714

Net increase (decrease) in contract owners’ equity resulting from operations	$23,115	441,198	194,837	74,974	43,230	135,042	158	37

Investment Activity*:	NLCG1	NLCG2	NNASD1	NNASD2	NVAMV1	NVAMVX	NVBX	NVCBD1

Reinvested dividends	$-	-	239	12	33,150	156,852	78,102	95,428

Net investment income (loss)	-	-	239	12	33,150	156,852	78,102	95,428

Realized gain (loss) on investments	7	12,854	11	3	53,599	148,585	(20,160)	(82,264)

Change in unrealized gain (loss) on investments	818	7,979	(3,228)	132	134,247	472,022	13,771	113,025

Net gain (loss) on investments	825	20,833	(3,217)	135	187,846	620,607	(6,389)	30,761

Reinvested capital gains	428	4,878	182	13	398,585	642,129	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,253	25,711	(2,796)	160	619,581	1,419,588	71,713	126,189

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2

Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	33,438	3,745	350,590	2,167	152,239	102,118	12,609	(1,656)

Change in unrealized gain (loss) on investments	834,352	66,220	2,169,884	35,370	530,765	1,179,251	256,876	73,104

Net gain (loss) on investments	867,790	69,965	2,520,474	37,537	683,004	1,281,369	269,485	71,448

Reinvested capital gains	193,113	-	330,780	5,033	133,442	45,985	51,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,060,903	69,965	2,851,254	42,570	816,446	1,327,354	320,693	71,448

Investment Activity*:	NVDBLP	NVDCA2	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP

Reinvested dividends	$-	-	-	-	-	1,153	7,619	-

Net investment income (loss)	-	-	-	-	-	1,153	7,619	-

Realized gain (loss) on investments	(1,517)	(1,365)	(13,750)	(15,965)	533	(173)	11,447	(3,147)

Change in unrealized gain (loss) on investments	85,010	21,055	203,385	413,350	55,048	521	75,843	471,376

Net gain (loss) on investments	83,493	19,690	189,635	397,385	55,581	348	87,290	468,229

Reinvested capital gains	-	2,226	21,208	24,912	-	-	574	48,093

Net increase (decrease) in contract owners’ equity resulting from operations	$83,493	21,916	210,843	422,297	55,581	1,501	95,483	516,322

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVIDCP	NVIDMP	NVIE6	NVIX	NVMIVX	NVMLG1	NVMMG1	NVMMV1

Reinvested dividends	$-	-	1,982	64,267	51,640	484,311	-	2,874

Net investment income (loss)	-	-	1,982	64,267	51,640	484,311	-	2,874

Realized gain (loss) on investments	29	(57,350)	3,913	53,814	70,084	(140,655)	(247,394)	140

Change in unrealized gain (loss) on investments	35,099	976,240	56,228	305,206	705,975	(283,281)	402,951	(8,670)

Net gain (loss) on investments	35,128	918,890	60,141	359,020	776,059	(423,936)	155,557	(8,530)

Reinvested capital gains	-	-	9,469	-	-	1,673,399	36,919	13,254

Net increase (decrease) in contract owners’ equity resulting from operations	$35,128	918,890	71,592	423,287	827,699	1,733,774	192,476	7,598

Investment Activity*:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2

Reinvested dividends	$28,265	13,910	30,551	337,976	66,198	12,774	64,577	30,945

Net investment income (loss)	28,265	13,910	30,551	337,976	66,198	12,774	64,577	30,945

Realized gain (loss) on investments	(58,348)	(23,827)	(33,684)	620,947	24,153	3,996	(570)	(4,119)

Change in unrealized gain (loss) on investments	(147,210)	(14,672)	(49,168)	4,830,191	(111,018)	93,955	(43,486)	15,908

Net gain (loss) on investments	(205,558)	(38,499)	(82,852)	5,451,138	(86,865)	97,951	(44,056)	11,789

Reinvested capital gains	249,553	327,771	115,915	-	44,671	52,489	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,260	303,182	63,614	5,789,114	24,004	163,214	20,521	42,734

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVTIV3	SAM	SAM5	SCF	SCGF	SCVF	TRF	AMMCGS

Reinvested dividends	$30,233	322,623	34,135	34,465	-	16,517	46,814	-

Net investment income (loss)	30,233	322,623	34,135	34,465	-	16,517	46,814	-

Realized gain (loss) on investments	19,105	-	-	6,820	12,833	(1,179)	187,027	1,732

Change in unrealized gain (loss) on investments	440,990	-	-	57,952	190,007	(75,202)	156,681	(53,524)

Net gain (loss) on investments	460,095	-	-	64,772	202,840	(76,381)	343,708	(51,792)

Reinvested capital gains	-	7	-	249,619	128,378	91,177	397,997	65,107

Net increase (decrease) in contract owners’ equity resulting from operations	$490,328	322,630	34,135	348,856	331,218	31,313	788,519	13,315

Investment Activity*:	AMSRS	AMTB	DWVSVS	WRASP	WRBDP	WRBP	WRGNR	WRHIP

Reinvested dividends	$-	59,815	2,729	44,285	343	190	-	43,019

Net investment income (loss)	-	59,815	2,729	44,285	343	190	-	43,019

Realized gain (loss) on investments	27,569	(6,225)	5,319	18,770	(9)	(156)	-	(13,056)

Change in unrealized gain (loss) on investments	67,858	8,290	(1,527)	230,873	83	1,125	1,686	16,202

Net gain (loss) on investments	95,427	2,065	3,792	249,643	74	969	1,686	3,146

Reinvested capital gains	81,524	-	18,034	233,273	-	574	-	274

Net increase (decrease) in contract owners’ equity resulting from operations	$176,951	61,880	24,555	527,201	417	1,733	1,686	46,439

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	NOTB3	NOTG3	NOTMG3

Reinvested dividends	$-	557	631	-	-	10,584	8,437	9,055

Net investment income (loss)	-	557	631	-	-	10,584	8,437	9,055

Realized gain (loss) on investments	(49,606)	(83)	(127)	(30)	484	(14,523)	(9,262)	(64,817)

Change in unrealized gain (loss) on investments	(76,252)	4,317	3,465	912	2,973	36,305	43,227	87,754

Net gain (loss) on investments	(125,858)	4,234	3,338	882	3,457	21,782	33,965	22,937

Reinvested capital gains	131,486	-	-	-	3,241	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,628	4,791	3,969	882	6,698	32,366	42,402	31,992

Investment Activity*:	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PVSTA	PVEIB	PVGOB	PVNOB

Reinvested dividends	$19,744	10,778	76,318	4,508	9,733	46,283	-	570

Net investment income (loss)	19,744	10,778	76,318	4,508	9,733	46,283	-	570

Realized gain (loss) on investments	70	(8,015)	(86,293)	(35)	175	40,157	9,624	(4)

Change in unrealized gain (loss) on investments	35,975	26,595	112,512	22,622	57	323,335	83,811	(1,673)

Net gain (loss) on investments	36,045	18,580	26,219	22,587	232	363,492	93,435	(1,677)

Reinvested capital gains	-	-	-	-	-	221,395	119,592	10,019

Net increase (decrease) in contract owners’ equity resulting from operations	$55,789	29,358	102,537	27,095	9,965	631,170	213,027	8,912

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$
Investment Activity*:	TRHS2		TRHSP		TRMCG2		VWHA		VRVDRI
Reinvested dividends		$-		-		-		44,440		6,593

Net investment income (loss)		-		-		-		44,440		6,593

Realized gain (loss) on investments		(7,149)		42,175		(8)		46,674		(281)
Change in unrealized gain (loss) on investments		411,726		229,339		(1,233)		445,946		(5,138)

Net gain (loss) on investments		404,577		271,514		(1,241)		492,620		(5,419)

Reinvested capital gains		133,198		97,667		1,605		-		1,118

Net increase (decrease) in contract owners’ equity resulting from operations		$537,775		369,181		364		537,060		2,292

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABTGB				ALVDAA				ALVIVB				ALVSVA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		338		232		4,972		3,107		22,124		22,303

Realized gain (loss) on investments		(175)		145		(465)		(520)		14,448		968		(26,506)		(21,445)

Change in unrealized gain (loss) on investments		(299)		477		2,463		2,030		34,890		886		(207,902)		114,937

Reinvested capital gains		872		25		-		-		-		-		286,254		126,993

Net increase (decrease) in contract owners’ equity resulting from operations		398		647		2,336		1,742		54,310		4,961		73,970		242,788

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		119		119		346		346		3,689		9,339		33,681		37,258

Transfers between subaccounts, net		-		(1,782)		-		-		83,619		17,734		6,866		(19,636)

Surrenders (notes 2, 3, 4, 5 and 6)		(2,794)		(1,713)		(1,121)		(978)		(23,490)		(5,547)		(156,843)		(121,450)

Adjustments to maintain reserves		-		-		-		(1)		1		1		6		(15)

Net equity transactions		(2,675)		(3,376)		(775)		(633)		63,819		21,527		(116,290)		(103,843)

Net change in contract owners’ equity		(2,277)		(2,729)		1,561		1,109		118,129		26,488		(42,320)		138,945

Contract owners’ equity at beginning of period		6,362		9,091		17,677		16,568		134,085		107,597		2,635,909		2,496,964

Contract owners’ equity at end of period		$4,085		6,362		19,238		17,677		252,214		134,085		2,593,589		2,635,909

CHANGE IN UNITS:

Beginning units		540		817		986		1,022		12,641		10,631		67,843		70,706

Units purchased		10		10		32		35		6,944		3,446		1,588		1,872

Units surrendered		(223)		(287)		(73)		(71)		(2,755)		(1,436)		(4,550)		(4,735)

Ending units		327		540		945		986		16,830		12,641		64,881		67,843

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WFVSCG				AMVBC4				AMVGS4				AMVGV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		5,596		2,627		12		3		525		331

Realized gain (loss) on investments		(79,003)		(71,953)		3,214		24,531		(45)		305		(2)		(81)

Change in unrealized gain (loss) on investments		85,083		152,346		30,179		(8,613)		494		(259)		150		(202)

Reinvested capital gains		27,615		-		30,590		1,389		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		33,695		80,393		69,579		19,934		461		49		673		48

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		8,164		13,328		10,468		9,721		-		(2)		119		117

Transfers between subaccounts, net		(486,706)		(80,045)		94,307		192,221		1,273		929		35,365		1,324

Surrenders (notes 2, 3, 4, 5 and 6)		(14,855)		(20,170)		(17,458)		(6,684)		(176)		(175)		(39,297)		(293)

Adjustments to maintain reserves		41		(8)		1		(1)		1		(1)		(1)		-

Net equity transactions		(493,356)		(86,895)		87,318		195,257		1,098		751		(3,814)		1,148

Net change in contract owners’ equity		(459,661)		(6,502)		156,897		215,191		1,559		800		(3,141)		1,196

Contract owners’ equity at beginning of period		459,661		466,163		312,012		96,821		5,154		4,354		9,450		8,254

Contract owners’ equity at end of period		$-		459,661		468,909		312,012		6,713		5,154		6,309		9,450

CHANGE IN UNITS:

Beginning units		7,898		9,508		22,677		8,363		466		402		932		820

Units purchased		176		289		7,352		15,126		544		478		4,151		553

Units surrendered		(8,074)		(1,899)		(876)		(812)		(479)		(414)		(4,506)		(441)

Ending units		-		7,898		29,153		22,677		531		466		577		932

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVGA1				BRVHYI				MLVGA2				DCAP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$69,344		25,560		18,804		20,442		100,268		32,732		-		-

Realized gain (loss) on investments		11,677		42,029		(7,011)		(4,722)		(8,958)		(25,472)		-		2

Change in unrealized gain (loss) on investments		114,610		(7,051)		12,470		7,582		193,170		50,675		-		(2)

Reinvested capital gains		159,352		120,083		655		-		240,059		170,138		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		354,983		180,621		24,918		23,302		524,539		228,073		-		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		56,540		102,570		11,342		8,603		70,919		80,792		11		-

Transfers between subaccounts, net		(3,310)		6,928		36,517		10,424		(15,111)		(370)		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(141,173)		(304,826)		(55,971)		(40,687)		(104,580)		(183,516)		-		(13)

Adjustments to maintain reserves		(392)		(39)		(140)		262		(487)		48		(11)		13

Net equity transactions		(88,335)		(195,367)		(8,252)		(21,398)		(49,259)		(103,046)		-		-

Net change in contract owners’ equity		266,648		(14,746)		16,666		1,904		475,280		125,027		-		-

Contract owners’ equity at beginning of period		1,862,703		1,877,449		287,247		285,343		2,696,852		2,571,825		-		-

Contract owners’ equity at end of period		$2,129,351		1,862,703		303,913		287,247		3,172,132		2,696,852		-		-

CHANGE IN UNITS:

Beginning units		89,530		98,571		19,934		21,438		95,775		99,634		-		-

Units purchased		3,295		5,839		3,429		1,853		2,493		3,200		-		-

Units surrendered		(7,391)		(14,880)		(4,047)		(3,357)		(4,022)		(7,059)		-		-

Ending units		85,434		89,530		19,316		19,934		94,246		95,775		-		-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSIF				DVSCS				DFVGB				DFVGMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$81,419		110,632		58,872		43,999		9,496		10,065		3,948		3,993

Realized gain (loss) on investments		3,531,754		534,283		44,847		60,750		(949)		(1,824)		2,930		1,778

Change in unrealized gain (loss) on investments		(2,610,562)		817,239		(300,858)		167,968		641		2,949		13,224		10,252

Reinvested capital gains		585,295		589,510		448,155		86,199		-		-		1,474		853

Net increase (decrease) in contract owners’ equity resulting from operations		1,587,906		2,051,664		251,016		358,916		9,188		11,190		21,576		16,876

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		177,211		328,553		113,748		94,086		19,537		12,737		7,444		4,347

Transfers between subaccounts, net		(11,031,752)		669,516		(163,320)		756,216		10,853		18,411		(10,990)		7

Surrenders (notes 2, 3, 4, 5 and 6)		(1,026,613)		(1,282,335)		(256,690)		(368,793)		(6,806)		(37,954)		(5,499)		(14,976)

Adjustments to maintain reserves		53		(29)		469		(48)		1		(16)		-		(2)

Net equity transactions		(11,881,101)		(284,295)		(305,793)		481,461		23,585		(6,822)		(9,045)		(10,624)

Net change in contract owners’ equity		(10,293,195)		1,767,369		(54,777)		840,377		32,773		4,368		12,531		6,252

Contract owners’ equity at beginning of period		10,294,683		8,527,314		4,773,943		3,933,566		208,923		204,555		149,042		142,790

Contract owners’ equity at end of period		$1,488		10,294,683		4,719,166		4,773,943		241,696		208,923		161,573		149,042

CHANGE IN UNITS:

Beginning units		148,641		153,486		91,119		81,054		17,021		17,562		8,541		9,164

Units purchased		3,938		16,728		3,065		18,911		3,240		2,822		624		364

Units surrendered		(152,561)		(21,573)		(8,689)		(8,846)		(1,391)		(3,363)		(1,091)		(987)

Ending units		18		148,641		85,495		91,119		18,870		17,021		8,074		8,541

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVIPS				DFVIS				DFVIV				DFVSTF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,844		2,557		10,012		8,354		10,903		8,155		3,438		14,531

Realized gain (loss) on investments		283		(33,212)		3,002		(1,404)		11,872		23,487		(1,376)		690

Change in unrealized gain (loss) on investments		2,828		36,390		63,835		140		60,046		(15,711)		7,482		(8,678)

Reinvested capital gains		-		-		12,114		6,533		7,936		4,209		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,955		5,735		88,963		13,623		90,757		20,140		9,544		6,543

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,959		3,397		13,722		21,096		13,517		20,845		9,488		8,910

Transfers between subaccounts, net		11,984		(122,770)		19,313		(439)		9,390		(20,650)		6,324		237,179

Surrenders (notes 2, 3, 4, 5 and 6)		(13,238)		(55,566)		(5,943)		(74,041)		(6,180)		(72,842)		(243,659)		(38,024)

Adjustments to maintain reserves		(19)		(1)		-		(1)		(2)		(2)		-		(2)

Net equity transactions		2,686		(174,940)		27,092		(53,385)		16,725		(72,649)		(227,847)		208,063

Net change in contract owners’ equity		9,641		(169,205)		116,055		(39,762)		107,482		(52,509)		(218,303)		214,606

Contract owners’ equity at beginning of period		89,932		259,137		240,404		280,166		203,632		256,141		301,763		87,157

Contract owners’ equity at end of period		$99,573		89,932		356,459		240,404		311,114		203,632		83,460		301,763

CHANGE IN UNITS:

Beginning units		7,450		21,871		10,757		13,014		9,606		12,884		25,622		7,806

Units purchased		1,283		391		1,506		984		1,526		1,224		1,705		21,149

Units surrendered		(1,064)		(14,812)		(620)		(3,241)		(1,054)		(4,502)		(20,535)		(3,333)

Ending units		7,669		7,450		11,643		10,757		10,078		9,606		6,792		25,622

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVULV				DFVUTV				DSGIBA				FQB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,981		11,379		6,819		5,257		51,421		36,734		43,965		37,577

Realized gain (loss) on investments		14,305		18,630		(2,727)		45,271		1,891		5,308		(5,209)		(12,820)

Change in unrealized gain (loss) on investments		27,240		(19,949)		(1,292)		(46,386)		(27,548)		50,062		55,420		23,476

Reinvested capital gains		34,299		57,330		30,852		25,608		147,219		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		86,825		67,390		33,652		29,750		172,983		92,104		94,176		48,233

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		25,916		28,338		27,810		30,787		81,117		80,232		41,090		42,987

Transfers between subaccounts, net		2,251		15,674		2,111		(158,780)		(4,847)		(50,578)		68,554		88,622

Surrenders (notes 2, 3, 4, 5 and 6)		(60,821)		(74,628)		(44,019)		(105,110)		(35,172)		(42,085)		(54,723)		(103,141)

Adjustments to maintain reserves		(146)		-		(29)		(3)		1		-		(35)		1

Net equity transactions		(32,800)		(30,616)		(14,127)		(233,106)		41,099		(12,431)		54,886		28,469

Net change in contract owners’ equity		54,025		36,774		19,525		(203,356)		214,082		79,673		149,062		76,702

Contract owners’ equity at beginning of period		558,550		521,776		368,865		572,221		1,090,357		1,010,684		1,296,459		1,219,757

Contract owners’ equity at end of period		$612,575		558,550		388,390		368,865		1,304,439		1,090,357		1,445,521		1,296,459

CHANGE IN UNITS:

Beginning units		14,724		15,596		9,170		15,383		63,282		63,997		65,477		63,997

Units purchased		945		1,396		1,022		1,493		4,642		5,444		5,826		7,334

Units surrendered		(1,727)		(2,268)		(1,329)		(7,706)		(2,546)		(6,159)		(3,127)		(5,854)

Ending units		13,942		14,724		8,863		9,170		65,378		63,282		68,176		65,477

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FCS				FEIS				FEMS				FF10S
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,811		2,591		117,281		121,387		5,949		3,467		9,033		18,078

Realized gain (loss) on investments		215,128		107,066		347,752		185,576		(503)		(11,920)		(12,003)		(14,413)

Change in unrealized gain (loss) on investments		(67,160)		214,821		404,011		279,852		100,684		33,038		27,642		48,950

Reinvested capital gains		581,444		368,300		389,659		418,582		2,344		-		3,526		369

Net increase (decrease) in contract owners’ equity resulting from operations		731,223		692,778		1,258,703		1,005,397		108,474		24,585		28,198		52,984

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		79,370		117,308		124,817		167,983		15,708		5,444		6,171		13,255

Transfers between subaccounts, net		(228,866)		906,522		(807,485)		(40,166)		7,633		1,301		(160,997)		(217,145)

Surrenders (notes 2, 3, 4, 5 and 6)		(127,693)		(199,213)		(582,996)		(507,637)		(23,356)		(26,208)		(17,725)		(289,702)

Adjustments to maintain reserves		1		1		1		(33)		(47)		16		(13)		-

Net equity transactions		(277,188)		824,618		(1,265,663)		(379,853)		(62)		(19,447)		(172,564)		(493,592)

Net change in contract owners’ equity		454,035		1,517,396		(6,960)		625,544		108,412		5,138		(144,366)		(440,608)

Contract owners’ equity at beginning of period		3,432,974		1,915,578		7,232,007		6,606,463		264,794		259,656		436,402		877,010

Contract owners’ equity at end of period		$3,887,009		3,432,974		7,225,047		7,232,007		373,206		264,794		292,036		436,402

CHANGE IN UNITS:

Beginning units		41,199		30,721		164,224		172,889		19,972		21,518		15,713		33,239

Units purchased		8,911		13,530		5,455		6,615		1,661		906		228		539

Units surrendered		(11,677)		(3,052)		(31,714)		(15,280)		(1,675)		(2,452)		(6,420)		(18,065)

Ending units		38,433		41,199		137,965		164,224		19,958		19,972		9,521		15,713

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF20S				FF30S				FGS				FIGBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$88,248		88,548		160,461		136,390		26,073		—		174,868		161,837

Realized gain (loss) on investments		(12,706)		(23,519)		67,393		93,137		521,724		374,422		(41,997)		(52,449)

Change in unrealized gain (loss) on investments		158,627		74,342		447,841		306,707		(391,955)		(165,217)		206,341		(43,657)

Reinvested capital gains		172,924		90,852		291,620		13,589		1,666,225		2,617,305		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		407,093		230,223		967,315		549,823		1,822,067		2,826,510		339,212		65,731

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		43,924		47,367		206,193		222,055		310,432		281,305		126,696		132,263

Transfers between subaccounts, net		(2,015)		130		28,335		3,349		(363,116)		1,025,863		(10,663)		709,034

Surrenders (notes 2, 3, 4, 5 and 6)		(170,753)		(279,714)		(188,739)		(276,235)		(962,323)		(915,950)		(248,622)		(251,235)

Adjustments to maintain reserves		57		(7)		(6)		(3)		103		(21)		(2,874)		16

Net equity transactions		(128,787)		(232,224)		45,783		(50,834)		(1,014,904)		391,197		(135,463)		590,078

Net change in contract owners’ equity		278,306		(2,001)		1,013,098		498,989		807,163		3,217,707		203,749		655,809

Contract owners’ equity at beginning of period		3,143,554		3,145,555		6,303,443		5,804,454		12,609,196		9,391,489		4,829,002		4,173,193

Contract owners’ equity at end of period		$3,421,860		3,143,554		7,316,541		6,303,443		13,416,359		12,609,196		5,032,751		4,829,002

CHANGE IN UNITS:

Beginning units		95,873		103,178		163,318		164,441		128,672		124,842		256,728		225,466

Units purchased		1,707		1,886		6,771		9,770		10,912		16,611		12,031		51,184

Units surrendered		(5,372)		(9,191)		(5,716)		(10,893)		(20,303)		(12,781)		(19,034)		(19,922)

Ending units		92,208		95,873		164,373		163,318		119,281		128,672		249,725		256,728

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FMCS				FNRS2				FOS				FRESS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,929		40,002		98,239		118,348		56,151		54,083		2,774		5,262

Realized gain (loss) on investments		12,474		367,405		284,470		471,494		54,324		83,490		(1,725)		(1,896)

Change in unrealized gain (loss) on investments		(97,635)		(116,480)		109,636		(320,017)		215,949		(121,473)		3,214		4,865

Reinvested capital gains		981,971		1,109,305		-		-		326,899		153,716		61		-

Net increase (decrease) in contract owners’ equity resulting from operations		927,739		1,400,232		492,345		269,825		653,323		169,816		4,324		8,231

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		235,540		160,664		147,249		161,394		76,904		72,247		5,645		9,216

Transfers between subaccounts, net		(410,281)		345,385		(73,212)		(1,004,359)		3,546		(24,050)		4,689		6,722

Surrenders (notes 2, 3, 4, 5 and 6)		(650,504)		(1,374,547)		(506,890)		(393,046)		(207,626)		(240,971)		(9,583)		(4,291)

Adjustments to maintain reserves		374		55		(111)		(118)		215		(22)		(51)		-

Net equity transactions		(824,871)		(868,443)		(432,964)		(1,236,129)		(126,961)		(192,796)		700		11,647

Net change in contract owners’ equity		102,868		531,789		59,381		(966,304)		526,362		(22,980)		5,024		19,878

Contract owners’ equity at beginning of period		8,818,300		8,286,511		5,078,335		6,044,639		3,252,127		3,275,107		133,344		113,466

Contract owners’ equity at end of period		$8,921,168		8,818,300		5,137,716		5,078,335		3,778,489		3,252,127		138,368		133,344

CHANGE IN UNITS:

Beginning units		145,890		160,883		170,303		210,858		194,800		205,896		10,122		9,162

Units purchased		4,679		10,043		6,589		12,776		6,981		6,206		2,782		1,811

Units surrendered		(18,392)		(25,036)		(20,744)		(53,331)		(13,609)		(17,302)		(2,710)		(851)

Ending units		132,177		145,890		156,148		170,303		188,172		194,800		10,194		10,122

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSS				FVSS2				FTVDM2				FTVFA1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,550		2,495		1,236		1,477		7,418		47,730		1,620		1,612

Realized gain (loss) on investments		2,413		14,278		(4,015)		3,424		406,997		28,598		(2,769)		(2,153)

Change in unrealized gain (loss) on investments		4,829		(30,715)		9,238		(24,564)		55,660		4,092		7,162		6,899

Reinvested capital gains		10,927		37,727		6,131		24,413		23,151		9,173		3,005		-

Net increase (decrease) in contract owners’ equity resulting from operations		20,719		23,785		12,590		4,750		493,226		89,593		9,018		6,358

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		5,734		6,640		4,736		5,749		40,470		44,873		6,101		6,078

Transfers between subaccounts, net		2,377		(663)		(38,655)		112,656		(1,641,094)		7,654		(567)		(1,680)

Surrenders (notes 2, 3, 4, 5 and 6)		(10,725)		(39,316)		(5,773)		(5,725)		(65,663)		(124,622)		(9,242)		(4,588)

Adjustments to maintain reserves		-		(1)		14		2		1		-		(25)		(1)

Net equity transactions		(2,614)		(33,340)		(39,678)		112,682		(1,666,286)		(72,095)		(3,733)		(191)

Net change in contract owners’ equity		18,105		(9,555)		(27,088)		117,432		(1,173,060)		17,498		5,285		6,167

Contract owners’ equity at beginning of period		266,760		276,315		189,122		71,690		1,173,060		1,155,562		72,598		66,431

Contract owners’ equity at end of period		$284,865		266,760		162,034		189,122		-		1,173,060		77,883		72,598

CHANGE IN UNITS:

Beginning units		5,187		5,871		14,817		6,131		84,176		89,278		3,052		3,053

Units purchased		167		136		383		9,147		2,882		5,390		246		271

Units surrendered		(221)		(820)		(3,413)		(461)		(87,058)		(10,492)		(400)		(272)

Ending units		5,133		5,187		11,787		14,817		-		84,176		2,898		3,052

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVFA2				FTVGB1				FTVGI2				FTVIS1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,596		14,450		-		-		-		-		20,853		18,682

Realized gain (loss) on investments		21,408		(47,604)		(21,102)		(17,844)		(36,574)		(27,680)		(979)		(631)

Change in unrealized gain (loss) on investments		(3,814)		101,866		90,653		(39,201)		264,288		(162,923)		25,907		6,388

Reinvested capital gains		11,814		-		-		-		-		-		4,173		1,460

Net increase (decrease) in contract owners’ equity resulting from operations		35,004		68,712		69,551		(57,045)		227,714		(190,603)		49,954		25,899

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		11,469		5,329		27,467		26,030		66,598		54,067		27,179		28,360

Transfers between subaccounts, net		(198,441)		(264,865)		6,473		20,267		(11,554)		20,568		403		2,419

Surrenders (notes 2, 3, 4, 5 and 6)		(7,309)		(11,137)		(56,777)		(53,212)		(118,003)		(99,135)		(17,942)		(18,304)

Adjustments to maintain reserves		(1)		(1)		801		76		-		(1)		(31)		(13)

Net equity transactions		(194,282)		(270,674)		(22,036)		(6,839)		(62,959)		(24,501)		9,609		12,462

Net change in contract owners’ equity		(159,278)		(201,962)		47,515		(63,884)		164,755		(215,104)		59,563		38,361

Contract owners’ equity at beginning of period		470,716		672,678		447,158		511,042		1,478,044		1,693,148		377,019		338,658

Contract owners’ equity at end of period		$311,438		470,716		494,673		447,158		1,642,799		1,478,044		436,582		377,019

CHANGE IN UNITS:

Beginning units		20,181		31,480		47,658		48,406		179,955		182,704		17,216		16,618

Units purchased		882		751		5,191		5,335		9,317		10,055		2,319		1,589

Units surrendered		(9,204)		(12,050)		(7,433)		(6,083)		(16,443)		(12,804)		(1,873)		(991)

Ending units		11,859		20,181		45,416		47,658		172,829		179,955		17,662		17,216

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVIS2				FTVMD1				FTVSVI				TIF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$133,623		134,191		3,195		383		79,743		69,968		43,651		42,738

Realized gain (loss) on investments		(2,412)		(550)		(30)		(9)		(76,083)		(119,735)		4,114		5,634

Change in unrealized gain (loss) on investments		161,195		38,018		5,853		(2,553)		(2,889)		635,755		303,817		(60,372)

Reinvested capital gains		28,087		10,994		15,608		1,404		501,687		137,971		121,884		-

Net increase (decrease) in contract owners’ equity resulting from operations		320,493		182,653		24,626		(775)		502,458		723,959		473,466		(12,000)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		60,766		50,098		2,775		281		86,063		86,278		48,210		47,288

Transfers between subaccounts, net		416,629		(87,646)		119,023		24,518		41,048		16,756		21,866		(70,914)

Surrenders (notes 2, 3, 4, 5 and 6)		(187,951)		(274,209)		(2,253)		(184)		(226,687)		(611,937)		(167,722)		(152,033)

Adjustments to maintain reserves		-		-		-		(1)		929		(105)		(11)		(1)

Net equity transactions		289,444		(311,757)		119,545		24,614		(98,647)		(509,008)		(97,657)		(175,660)

Net change in contract owners’ equity		609,937		(129,104)		144,171		23,839		403,811		214,951		375,809		(187,660)

Contract owners’ equity at beginning of period		2,577,729		2,706,833		23,839		-		6,384,789		6,169,838		1,638,243		1,825,903

Contract owners’ equity at end of period		$3,187,666		2,577,729		168,010		23,839		6,788,600		6,384,789		2,014,052		1,638,243

CHANGE IN UNITS:

Beginning units		89,739		101,022		2,313		-		125,885		136,259		148,208		163,537

Units purchased		17,347		2,467		11,068		2,331		3,281		3,159		7,646		5,429

Units surrendered		(8,493)		(13,750)		(192)		(18)		(5,123)		(13,533)		(14,821)		(20,758)

Ending units		98,593		89,739		13,189		2,313		124,043		125,885		141,033		148,208

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVGMNS				RVARS				ACEG				AVMCCI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,528		3,554		2,388		5,273		-		-		223		207

Realized gain (loss) on investments		359		124		(2,221)		(290)		(1,140)		25,919		(225)		(8,885)

Change in unrealized gain (loss) on investments		(7,774)		8,650		1,146		(8,938)		17,556		279,193		(648)		16,834

Reinvested capital gains		13,903		-		-		-		91,856		-		6,577		1,491

Net increase (decrease) in contract owners’ equity resulting from operations		11,016		12,328		1,313		(3,955)		108,272		305,112		5,927		9,647

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		842		862		5,273		6,110		16,955		16,832		348		607

Transfers between subaccounts, net		16		17		110		(596)		(20,287)		(221,407)		54		5,315

Surrenders (notes 2, 3, 4, 5 and 6)		(4,832)		(5,129)		(13,238)		(4,589)		(92,404)		(86,248)		(1,031)		(20,653)

Adjustments to maintain reserves		-		2		-		(1)		(2)		(1)		(1)		1

Net equity transactions		(3,974)		(4,248)		(7,855)		924		(95,738)		(290,824)		(630)		(14,730)

Net change in contract owners’ equity		7,042		8,080		(6,542)		(3,031)		12,534		14,288		5,297		(5,083)

Contract owners’ equity at beginning of period		114,303		106,223		102,655		105,686		975,239		960,951		64,909		69,992

Contract owners’ equity at end of period		$121,345		114,303		96,113		102,655		987,773		975,239		70,206		64,909

CHANGE IN UNITS:

Beginning units		6,246		6,488		8,308		8,240		17,504		23,264		2,232		2,817

Units purchased		52		55		622		545		354		547		61		241

Units surrendered		(263)		(297)		(1,247)		(477)		(1,981)		(6,307)		(83)		(826)

Ending units		6,035		6,246		7,683		8,308		15,877		17,504		2,210		2,232

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVBRA1				OVAG				OVGI				OVGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$141,568		121,001		-		-		-		-		-		-

Realized gain (loss) on investments		(237,744)		(28,420)		10,984		(284)		-		-		(139,452)		123,877

Change in unrealized gain (loss) on investments		278,713		(21,781)		(69,209)		318,139		-		-		(290,063)		499,435

Reinvested capital gains		-		-		141,245		-		-		-		1,234,239		370,866

Net increase (decrease) in contract owners’ equity resulting from operations		182,537		70,800		83,020		317,855		-		-		804,724		994,178

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		131,824		150,469		63,116		35,309		-		(127)		121,046		131,620

Transfers between subaccounts, net		(2,158,759)		145,364		9,839		25,673		-		(41)		(6,907,140)		(637,021)

Surrenders (notes 2, 3, 4, 5 and 6)		(152,726)		(152,697)		(67,452)		(124,462)		-		168		(358,341)		(414,770)

Adjustments to maintain reserves		-		(5)		15		(1)		-		-		23		(28)

Net equity transactions		(2,179,661)		143,131		5,518		(63,481)		-		-		(7,144,412)		(920,199)

Net change in contract owners’ equity		(1,997,124)		213,931		88,538		254,374		-		-		(6,339,688)		73,979

Contract owners’ equity at beginning of period		1,997,124		1,783,193		1,623,706		1,369,332		-		-		6,339,688		6,265,709

Contract owners’ equity at end of period		$-		1,997,124		1,712,244		1,623,706		-		-		-		6,339,688

CHANGE IN UNITS:

Beginning units		132,992		123,352		94,776		99,296		-		-		164,564		188,775

Units purchased		16,872		20,659		7,368		5,189		-		1		3,709		4,376

Units surrendered		(149,864)		(11,019)		(6,767)		(9,709)		-		(1)		(168,273)		(28,587)

Ending units		-		132,992		95,377		94,776		-		-		-		164,564

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVIG				OVSB				OVSC				JACAS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,039		13,828		23,317		11,716		13,783		-		13,224		469

Realized gain (loss) on investments		(17,273)		(9,694)		(2,699)		(6,685)		40,420		43,616		906,117		64,587

Change in unrealized gain (loss) on investments		129,572		(183,644)		27,339		6,391		(100,953)		207,909		(785,382)		724,293

Reinvested capital gains		215,603		141,810		-		-		309,351		107,371		678,184		285,042

Net increase (decrease) in contract owners’ equity resulting from operations		335,941		(37,700)		47,957		11,422		262,601		358,896		812,143		1,074,391

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		192,673		184,223		18,307		21,663		55,688		58,821		50,960		63,670

Transfers between subaccounts, net		(23,309)		(32,046)		6,902		10,927		(27,506)		1,872		(5,447,317)		(145,052)

Surrenders (notes 2, 3, 4, 5 and 6)		(144,461)		(63,581)		(30,626)		(35,824)		(167,336)		(298,825)		(150,990)		(159,324)

Adjustments to maintain reserves		(29)		(41)		(497)		16		(1)		-		(2)		(26)

Net equity transactions		24,874		88,555		(5,914)		(3,218)		(139,155)		(238,132)		(5,547,349)		(240,732)

Net change in contract owners’ equity		360,815		50,855		42,043		8,204		123,446		120,764		(4,735,206)		833,659

Contract owners’ equity at beginning of period		2,050,076		1,999,221		376,198		367,994		3,066,795		2,946,031		4,735,206		3,901,547

Contract owners’ equity at end of period		$2,410,891		2,050,076		418,241		376,198		3,190,241		3,066,795		-		4,735,206

CHANGE IN UNITS:

Beginning units		146,343		140,328		30,907		31,188		52,005		56,294		55,424		58,516

Units purchased		15,326		16,315		2,242		2,986		2,078		1,757		863		1,234

Units surrendered		(13,717)		(10,300)		(2,737)		(3,267)		(4,315)		(6,046)		(56,287)		(4,326)

Ending units		147,952		146,343		30,412		30,907		49,768		52,005		-		55,424

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAEI				JAGSEI				JAGTS				JAIGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,821		20,573		10		-		-		-		25,864		38,526

Realized gain (loss) on investments		32,920		19,250		760		-		183,435		127,078		1,535,360		88,970

Change in unrealized gain (loss) on investments		(40,267)		245,788		-		-		1,238,822		2,108,820		(857,943)		30,720

Reinvested capital gains		229,059		108,133		45		-		997,604		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		231,533		393,744		815		-		2,419,861		2,235,898		703,281		158,216

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		155,076		246,454		7,296		-		281,993		413,717		44,737		65,425

Transfers between subaccounts, net		58,247		142,440		(8,097)		-		354,864		244,215		(3,518,304)		39,408

Surrenders (notes 2, 3, 4, 5 and 6)		(190,344)		(100,068)		(14)		-		(1,307,195)		(515,362)		(61,553)		(211,737)

Adjustments to maintain reserves		(30)		5		-		-		(239)		(694)		-		-

Net equity transactions		22,949		288,831		(815)		-		(670,577)		141,876		(3,535,120)		(106,904)

Net change in contract owners’ equity		254,482		682,575		-		-		1,749,284		2,377,774		(2,831,839)		51,312

Contract owners’ equity at beginning of period		3,066,449		2,383,874		-		-		9,500,941		7,123,167		2,831,839		2,780,527

Contract owners’ equity at end of period		$3,320,931		3,066,449		-		-		11,250,225		9,500,941		-		2,831,839

CHANGE IN UNITS:

Beginning units		122,100		109,735		-		-		111,594		110,235		168,184		174,347

Units purchased		12,834		18,967		566		-		16,117		14,559		3,419		7,610

Units surrendered		(12,122)		(6,602)		(566)		-		(21,864)		(13,200)		(171,603)		(13,773)

Ending units		122,812		122,100		-		-		105,847		111,594		-		168,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAWGS				LPVCII				LVCLGI				LACIP2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,716		170		3,016		180		-		-		1		8,976

Realized gain (loss) on investments		33,482		(487)		(39)		4		110		6		16,886		845

Change in unrealized gain (loss) on investments		16,162		493		(6,887)		(1,653)		6,300		(88)		605		(605)

Reinvested capital gains		67,733		971		19,147		1,922		9,045		805		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		122,093		1,147		15,237		453		15,455		723		17,492		9,216

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,000		790		2,477		239		2,292		223		6,994		3,561

Transfers between subaccounts, net		845,989		27,002		110,178		19,747		100,835		18,376		(276,501)		264,760

Surrenders (notes 2, 3, 4, 5 and 6)		(771,184)		(1,677)		(2,020)		(171)		(1,927)		(160)		(6,744)		(18,772)

Adjustments to maintain reserves		-		-		-		1		-		-		(64)		58

Net equity transactions		77,805		26,115		110,635		19,816		101,200		18,439		(276,315)		249,607

Net change in contract owners’ equity		199,898		27,262		125,872		20,269		116,655		19,162		(258,823)		258,823

Contract owners’ equity at beginning of period		27,262		-		20,269		-		19,162		-		258,823		-

Contract owners’ equity at end of period		$227,160		27,262		146,141		20,269		135,817		19,162		-		258,823

CHANGE IN UNITS:

Beginning units		2,420		-		1,787		-		1,594		-		25,032		-

Units purchased		70,766		2,576		9,823		1,802		8,963		1,607		2,148		27,041

Units surrendered		(56,466)		(156)		(167)		(15)		(155)		(13)		(27,180)		(2,009)

Ending units		16,720		2,420		11,443		1,787		10,402		1,594		-		25,032

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACIPS				LACMV2				LOVTRC				MMCGSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,383		32,279		65,533		77,528		58,491		51,098		-		-

Realized gain (loss) on investments		60,171		1,635		25,493		44,140		(25,802)		(28,992)		5		-

Change in unrealized gain (loss) on investments		619		(2,579)		(73,142)		89,527		52,882		9,132		-		-

Reinvested capital gains		-		-		290,441		67,731		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		63,173		31,335		308,325		278,926		85,571		31,238		5		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		39,643		35,103		98,874		68,769		38,026		32,275		-		-

Transfers between subaccounts, net		(989,665)		980,010		(205,847)		3,681,251		144,501		239,736		744		-

Surrenders (notes 2, 3, 4, 5 and 6)		(57,539)		(69,277)		(440,542)		(307,139)		(83,601)		(45,102)		(749)		-

Adjustments to maintain reserves		36		(40)		(42)		45		-		(8)		-		-

Net equity transactions		(1,007,525)		945,796		(547,557)		3,442,926		98,926		226,901		(5)		-

Net change in contract owners’ equity		(944,352)		977,131		(239,232)		3,721,852		184,497		258,139		-		-

Contract owners’ equity at beginning of period		977,131		-		3,721,852		-		1,082,513		824,374		-		-

Contract owners’ equity at end of period		$32,779		977,131		3,482,620		3,721,852		1,267,010		1,082,513		-		-

CHANGE IN UNITS:

Beginning units		94,594		-		348,388		-		96,021		75,067		-		-

Units purchased		5,462		102,555		13,054		379,608		17,577		26,937		55		-

Units surrendered		(97,072)		(7,961)		(62,349)		(31,220)		(8,746)		(5,983)		(55)		-

Ending units		2,984		94,594		299,093		348,388		104,852		96,021		-		-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNDIC				MV2IGI				MV3MVI				MVFIC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		5,258		6,255		5,493		4,852		180,318		179,802

Realized gain (loss) on investments		(72,984)		(275,795)		89,673		33,690		5,101		3,467		655,825		130,514

Change in unrealized gain (loss) on investments		186,493		344,264		(195,762)		68,994		(23,692)		20,058		(694,982)		57,923

Reinvested capital gains		-		-		277,181		156,798		47,812		16,363		838,848		814,325

Net increase (decrease) in contract owners’ equity resulting from operations		113,509		68,469		176,350		265,737		34,714		44,740		980,009		1,182,564

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		26,857		33,801		19,623		26,435		13,408		28,070		165,217		225,553

Transfers between subaccounts, net		(18,627)		(242,027)		(1,992,133)		(5,796)		107,171		182,666		(11,422,884)		57,284

Surrenders (notes 2, 3, 4, 5 and 6)		(52,489)		(61,015)		(63,230)		(134,410)		(61,259)		(30,723)		(678,465)		(702,446)

Adjustments to maintain reserves		1		(963)		-		1		(11)		1		(1,692)		165

Net equity transactions		(44,258)		(270,204)		(2,035,740)		(113,770)		59,309		180,014		(11,937,824)		(419,444)

Net change in contract owners’ equity		69,251		(201,735)		(1,859,390)		151,967		94,023		224,754		(10,957,815)		763,120

Contract owners’ equity at beginning of period		871,657		1,073,392		1,859,390		1,707,423		433,038		208,284		10,957,856		10,194,736

Contract owners’ equity at end of period		$940,908		871,657		-		1,859,390		527,061		433,038		41		10,957,856

CHANGE IN UNITS:

Beginning units		26,663		35,041		54,609		58,303		20,519		11,226		212,986		221,164

Units purchased		1,287		1,388		890		1,200		5,829		10,587		4,994		8,347

Units surrendered		(2,471)		(9,766)		(55,499)		(4,894)		(2,782)		(1,294)		(217,979)		(16,525)

Ending units		25,479		26,663		-		54,609		23,566		20,519		1		212,986

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIGIC				MVIVIC				MVIVSC				DTRTFB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,595		4,708		11,432		10,070		31,516		29,636		7,364		16,648

Realized gain (loss) on investments		29,823		(485)		30,385		7,620		147,355		62,462		(323)		(1,080)

Change in unrealized gain (loss) on investments		38,761		22,604		120,324		972		409,328		(32,584)		6,670		(15,433)

Reinvested capital gains		27,337		1,529		41,419		32,470		134,792		115,339		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		100,516		28,356		203,560		51,132		722,991		174,853		13,711		135

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		7,820		21,700		39,518		30,933		36,804		39,908		6,711		4,287

Transfers between subaccounts, net		68,590		235,680		12,959		(21,739)		(474,433)		(31,316)		-		127,551

Surrenders (notes 2, 3, 4, 5 and 6)		(150,107)		(15,498)		(151,356)		(84,210)		(176,038)		(200,413)		(2,851)		(5,806)

Adjustments to maintain reserves		1		2		(68)		(9)		(1)		-		-		-

Net equity transactions		(73,696)		241,884		(98,947)		(75,025)		(613,668)		(191,821)		3,860		126,032

Net change in contract owners’ equity		26,820		270,240		104,613		(23,893)		109,323		(16,968)		17,571		126,167

Contract owners’ equity at beginning of period		494,547		224,307		681,425		705,318		2,466,775		2,483,743		186,853		60,686

Contract owners’ equity at end of period		$521,367		494,547		786,038		681,425		2,576,098		2,466,775		204,424		186,853

CHANGE IN UNITS:

Beginning units		33,514		16,569		23,816		26,437		76,800		82,715		17,616		5,903

Units purchased		790		18,212		2,399		1,440		2,299		2,743		603		12,483

Units surrendered		(5,132)		(1,267)		(5,599)		(4,061)		(18,779)		(8,658)		(259)		(770)

Ending units		29,172		33,514		20,616		23,816		60,320		76,800		17,960		17,616

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	EIF				GBF				GEM				GIG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$96,032		96,573		100,024		85,775		21,031		36,531		24,822		24,853

Realized gain (loss) on investments		37,922		81,249		(40,905)		(36,162)		36,056		(5,089)		38,454		6,294

Change in unrealized gain (loss) on investments		810,222		99,512		115,758		(30,047)		977,728		139,269		526,652		70,617

Reinvested capital gains		244,685		213,345		-		-		-		-		56,894		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,188,861		490,679		174,877		19,566		1,034,815		170,711		646,822		101,764

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		327,978		121,091		135,597		109,716		103,996		109,969		61,275		35,799

Transfers between subaccounts, net		27,724		124,383		(29,255)		9,535		1,427,724		74,551		5,714,055		(6,934)

Surrenders (notes 2, 3, 4, 5 and 6)		(458,500)		(409,235)		(160,418)		(93,944)		(183,163)		(191,062)		(99,917)		(52,048)

Adjustments to maintain reserves		(834)		3,397		(3,769)		38		(118)		(893)		(231)		3,339

Net equity transactions		(103,632)		(160,364)		(57,845)		25,345		1,348,439		(7,435)		5,675,182		(19,844)

Net change in contract owners’ equity		1,085,229		330,315		117,032		44,911		2,383,254		163,276		6,322,004		81,920

Contract owners’ equity at beginning of period		5,455,688		5,125,373		2,536,458		2,491,547		2,803,205		2,639,929		980,054		898,134

Contract owners’ equity at end of period		$6,540,917		5,455,688		2,653,490		2,536,458		5,186,459		2,803,205		7,302,058		980,054

CHANGE IN UNITS:

Beginning units		124,414		128,403		165,163		163,905		252,825		253,060		55,879		56,997

Units purchased		8,743		6,593		12,329		14,203		111,286		22,188		249,238		2,846

Units surrendered		(10,325)		(10,582)		(16,015)		(12,945)		(20,537)		(22,423)		(6,214)		(3,964)

Ending units		122,832		124,414		161,477		165,163		343,574		252,825		298,903		55,879

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAAA2				GVABD2				GVAGG2				GVAGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		-		-

Realized gain (loss) on investments		144,921		99,359		(187)		(6,191)		106,551		66,304		118,798		175,542

Change in unrealized gain (loss) on investments		1,074,395		1,301,465		82,237		17,011		567,101		185,072		140,644		281,849

Reinvested capital gains		810,143		462,798		-		-		115,145		218,690		214,794		156,706

Net increase (decrease) in contract owners’ equity resulting from operations		2,029,459		1,863,622		82,050		10,820		788,797		470,066		474,236		614,097

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		380,709		406,156		36,482		35,527		96,732		88,451		50,742		53,129

Transfers between subaccounts, net		148,362		12,685		11,496		(3,028)		(14,006)		(56,937)		42,867		17,627

Surrenders (notes 2, 3, 4, 5 and 6)		(790,743)		(722,467)		(46,607)		(67,314)		(460,817)		(269,237)		(364,922)		(580,479)

Adjustments to maintain reserves		(1)		(8)		-		(1)		(352)		1,667		-		(9)

Net equity transactions		(261,673)		(303,634)		1,371		(34,816)		(378,443)		(236,056)		(271,313)		(509,732)

Net change in contract owners’ equity		1,767,786		1,559,988		83,421		(23,996)		410,354		234,010		202,923		104,365

Contract owners’ equity at beginning of period		13,325,368		11,765,380		1,213,690		1,237,686		3,811,234		3,577,224		2,767,213		2,662,848

Contract owners’ equity at end of period		$15,093,154		13,325,368		1,297,111		1,213,690		4,221,588		3,811,234		2,970,136		2,767,213

CHANGE IN UNITS:

Beginning units		378,565		387,712		81,015		83,298		82,186		87,343		60,980		72,620

Units purchased		17,666		15,843		3,616		4,118		2,101		2,339		2,388		1,914

Units surrendered		(24,694)		(24,990)		(3,505)		(6,401)		(9,181)		(7,496)		(7,729)		(13,554)

Ending units		371,537		378,565		81,126		81,015		75,106		82,186		55,639		60,980

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAGR2				GVDMA				GVDMC				GVEX1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		360,286		262,895

Realized gain (loss) on investments		728,697		505,957		(1,127,436)		(1,375,941)		(4,967)		(14,927)		(1,327,630)		(1,391,781)

Change in unrealized gain (loss) on investments		1,223,078		1,812,387		8,786,096		6,415,062		118,532		72,510		6,064,893		6,619,765

Reinvested capital gains		192,839		377,931		477,823		-		-		-		47,656		18,310

Net increase (decrease) in contract owners’ equity resulting from operations		2,144,614		2,696,275		8,136,483		5,039,121		113,565		57,583		5,145,205		5,509,189

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		133,535		134,227		1,251,570		1,517,221		48,685		46,938		630,993		774,170

Transfers between subaccounts, net		148,834		26,875		(407,357)		(1,180,188)		(5,760)		(52,080)		12,145,066		835,986

Surrenders (notes 2, 3, 4, 5 and 6)		(1,341,894)		(704,685)		(4,107,611)		(3,484,814)		(65,594)		(50,458)		(1,911,715)		(1,341,281)

Adjustments to maintain reserves		(22)		10,536		5,688		(571)		-		-		2,534		(760)

Net equity transactions		(1,059,547)		(533,047)		(3,257,710)		(3,148,352)		(22,669)		(55,600)		10,866,878		268,115

Net change in contract owners’ equity		1,085,067		2,163,228		4,878,773		1,890,769		90,896		1,983		16,012,083		5,777,304

Contract owners’ equity at beginning of period		11,095,069		8,931,841		48,346,340		46,455,571		981,405		979,422		28,041,067		22,263,763

Contract owners’ equity at end of period		$12,180,136		11,095,069		53,225,113		48,346,340		1,072,301		981,405		44,053,150		28,041,067

CHANGE IN UNITS:

Beginning units		149,458		157,796		1,372,663		1,466,821		40,887		43,288		624,823		618,932

Units purchased		5,128		5,413		46,083		49,492		2,110		2,125		256,190		47,392

Units surrendered		(17,601)		(13,751)		(131,278)		(143,650)		(2,995)		(4,526)		(46,322)		(41,501)

Ending units		136,985		149,458		1,287,468		1,372,663		40,002		40,887		834,691		624,823

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDA				GVIDC				GVIDM				GVIX2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		17,290		14,720

Realized gain (loss) on investments		(129,884)		(177,693)		1,753		(880)		(1,256,728)		(774,676)		44,173		8,752

Change in unrealized gain (loss) on investments		1,937,870		1,574,427		56,460		25,405		3,414,392		2,348,333		67,607		(8,697)

Reinvested capital gains		182,563		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,990,549		1,396,734		58,213		24,525		2,157,664		1,573,657		129,070		14,775

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		415,023		334,430		21,159		22,620		76,093		86,548		14,999		14,937

Transfers between subaccounts, net		(715,696)		(918,840)		140		303		(458,882)		(79,558)		(124,407)		(3,723)

Surrenders (notes 2, 3, 4, 5 and 6)		(1,150,045)		(361,371)		(63,340)		(28,568)		(3,588,567)		(1,862,906)		(11,787)		(73,319)

Adjustments to maintain reserves		(60)		6		-		-		(3)		(2)		(7)		(12)

Net equity transactions		(1,450,778)		(945,775)		(42,041)		(5,645)		(3,971,359)		(1,855,918)		(121,202)		(62,117)

Net change in contract owners’ equity		539,771		450,959		16,172		18,880		(1,813,695)		(282,261)		7,868		(47,342)

Contract owners’ equity at beginning of period		11,684,530		11,233,571		665,313		646,433		18,008,398		18,290,659		424,441		471,783

Contract owners’ equity at end of period		$12,224,301		11,684,530		681,485		665,313		16,194,703		18,008,398		432,309		424,441

CHANGE IN UNITS:

Beginning units		304,045		329,243		34,950		35,256		612,176		677,839		28,678		32,796

Units purchased		13,213		11,674		1,186		1,272		2,531		3,108		1,756		1,194

Units surrendered		(50,529)		(36,872)		(3,261)		(1,578)		(133,574)		(68,771)		(8,031)		(5,312)

Ending units		266,729		304,045		32,875		34,950		481,133		612,176		22,403		28,678

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	HIBF				IDPG				IDPGI				MCIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$94,186		86,960		-		-		-		-		75,970		60,855

Realized gain (loss) on investments		(10,077)		(2,724)		211		(1,284)		2,093		698		(277,551)		(97,788)

Change in unrealized gain (loss) on investments		4,986		7,373		12,311		11,093		21,022		9,475		234,001		476,026

Reinvested capital gains		-		-		-		-		-		-		408,778		265,013

Net increase (decrease) in contract owners’ equity resulting from operations		89,095		91,609		12,522		9,809		23,115		10,173		441,198		704,106

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		37,561		35,061		18,371		18,254		25,552		22,724		108,443		127,719

Transfers between subaccounts, net		15,943		174,952		667		9,981		141,226		(42)		210,085		78,714

Surrenders (notes 2, 3, 4, 5 and 6)		(69,425)		(74,461)		(14,592)		(43,450)		(33,939)		(15,237)		(1,075,064)		(375,176)

Adjustments to maintain reserves		(9)		3,161		-		-		-		-		65		(22)

Net equity transactions		(15,930)		138,713		4,446		(15,215)		132,839		7,445		(756,471)		(168,765)

Net change in contract owners’ equity		73,165		230,322		16,968		(5,406)		155,954		17,618		(315,273)		535,341

Contract owners’ equity at beginning of period		1,583,984		1,353,662		111,626		117,032		146,487		128,869		5,828,653		5,293,312

Contract owners’ equity at end of period		$1,657,149		1,583,984		128,594		111,626		302,441		146,487		5,513,380		5,828,653

CHANGE IN UNITS:

Beginning units		55,819		50,697		6,624		7,599		9,685		9,187		96,814		99,787

Units purchased		2,658		8,418		1,143		1,752		11,476		1,530		6,802		4,062

Units surrendered		(3,207)		(3,296)		(888)		(2,727)		(2,945)		(1,032)		(18,071)		(7,035)

Ending units		55,270		55,819		6,879		6,624		18,216		9,685		85,545		96,814

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSBF				NCPG				NCPGI				NFDIW1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$89,011		162,090		-		-		-		-		3,372		-

Realized gain (loss) on investments		(7,750)		(11,697)		6,756		5,902		3,590		943		309		-

Change in unrealized gain (loss) on investments		113,576		92,622		54,191		62,336		39,412		12,870		120,773		-

Reinvested capital gains		-		-		14,027		-		228		-		10,588		-

Net increase (decrease) in contract owners’ equity resulting from operations		194,837		243,015		74,974		68,238		43,230		13,813		135,042		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		121,598		54,879		81,091		81,129		22,576		16,837		13,295		-

Transfers between subaccounts, net		28,429		131,704		450		(146)		2,176,754		947		6,848,495		-

Surrenders (notes 2, 3, 4, 5 and 6)		(170,333)		(173,618)		(35,569)		(39,308)		(24,695)		(9,998)		(21,741)		-

Adjustments to maintain reserves		(26)		3,166		85		(8)		(1)		-		(2)		-

Net equity transactions		(20,332)		16,131		46,057		41,667		2,174,634		7,786		6,840,047		-

Net change in contract owners’ equity		174,505		259,146		121,031		109,905		2,217,864		21,599		6,975,089		-

Contract owners’ equity at beginning of period		2,557,743		2,298,597		718,002		608,097		176,611		155,012		-		-

Contract owners’ equity at end of period		$2,732,248		2,557,743		839,033		718,002		2,394,475		176,611		6,975,089		-

CHANGE IN UNITS:

Beginning units		107,293		106,394		41,665		39,282		11,388		10,885		-		-

Units purchased		7,230		9,142		4,558		4,785		131,306		1,177		551,150		-

Units surrendered		(7,966)		(8,243)		(2,074)		(2,402)		(1,554)		(674)		(1,973)		-

Ending units		106,557		107,293		44,149		41,665		141,140		11,388		549,177		-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NJMIM1				NJMIM2				NLCG1				NLCG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,596		-		5,594		-		-		-		-		-

Realized gain (loss) on investments		-		-		(2)		-		7		-		12,854		-

Change in unrealized gain (loss) on investments		(1,636)		-		(6,269)		-		818		-		7,979		-

Reinvested capital gains		198		-		714		-		428		-		4,878		-

Net increase (decrease) in contract owners’ equity resulting from operations		158		-		37		-		1,253		-		25,711		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,926		-		6,479		-		2,112		-		3,266		-

Transfers between subaccounts, net		281,069		-		1,012,919		-		445,064		-		5,083,966		-

Surrenders (notes 2, 3, 4, 5 and 6)		(712)		-		(7,221)		-		(1,330)		-		(817,783)		-

Adjustments to maintain reserves		-		-		-		-		(1)		-		-		-

Net equity transactions		282,283		-		1,012,177		-		445,845		-		4,269,449		-

Net change in contract owners’ equity		282,441		-		1,012,214		-		447,098		-		4,295,160		-

Contract owners’ equity at beginning of period		-		-		-		-		-		-		-		-

Contract owners’ equity at end of period		$282,441		-		1,012,214		-		447,098		-		4,295,160		-

CHANGE IN UNITS:

Beginning units		-		-		-		-		-		-		-		-

Units purchased		27,423		-		99,073		-		37,081		-		422,314		-

Units surrendered		(69)		-		(836)		-		(118)		-		(67,030)		-

Ending units		27,354		-		98,237		-		36,963		-		355,284		-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NNASD1				NNASD2				NVAMV1				NVAMVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$239		-		12		-		33,150		61,141		156,852		95,988

Realized gain (loss) on investments		11		-		3		-		53,599		41,890		148,585		170,093

Change in unrealized gain (loss) on investments		(3,228)		-		132		-		134,247		148,159		472,022		83,624

Reinvested capital gains		182		-		13		-		398,585		249,642		642,129		343,260

Net increase (decrease) in contract owners’ equity resulting from operations		(2,796)		-		160		-		619,581		500,832		1,419,588		692,965

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,628		-		13		-		-		-		229,063		302,530

Transfers between subaccounts, net		247,581		-		18,069		-		(26,883)		(70)		11,379,666		(89,332)

Surrenders (notes 2, 3, 4, 5 and 6)		(1,991)		-		(206)		-		(434,410)		(374,886)		(449,180)		(354,622)

Adjustments to maintain reserves		(1)		-		(1)		-		1		(1)		(57)		(87)

Net equity transactions		247,217		-		17,875		-		(461,292)		(374,957)		11,159,492		(141,511)

Net change in contract owners’ equity		244,421		-		18,035		-		158,289		125,875		12,579,080		551,454

Contract owners’ equity at beginning of period		-		-		-		-		3,547,307		3,421,432		5,180,008		4,628,554

Contract owners’ equity at end of period		$244,421		-		18,035		-		3,705,596		3,547,307		17,759,088		5,180,008

CHANGE IN UNITS:

Beginning units		-		-		-		-		59,151		65,790		260,336		268,648

Units purchased		19,545		-		1,448		-		-		-		518,211		17,824

Units surrendered		(155)		-		(16)		-		(7,065)		(6,639)		(27,330)		(26,136)

Ending units		19,390		-		1,432		-		52,086		59,151		751,217		260,336

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVBX				NVCBD1				NVCCA1				NVCCN1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$78,102		28,935		95,428		18,810		-		-		-		-

Realized gain (loss) on investments		(20,160)		(9,793)		(82,264)		(5,752)		33,438		(14,930)		3,745		1,596

Change in unrealized gain (loss) on investments		13,771		(11,842)		113,025		(5,150)		834,352		728,940		66,220		37,005

Reinvested capital gains		-		-		-		-		193,113		64,063		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		71,713		7,300		126,189		7,908		1,060,903		778,073		69,965		38,601

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		23,815		22,877		174,378		25,225		372,162		361,419		35,070		31,555

Transfers between subaccounts, net		208,794		71,325		2,190,117		10,386		(23,259)		3,690		39,706		-

Surrenders (notes 2, 3, 4, 5 and 6)		(17,534)		(17,101)		(128,877)		(28,570)		(413,946)		(241,252)		(42,815)		(37,882)

Adjustments to maintain reserves		1		-		152		(1)		15		(22)		2,387		(119)

Net equity transactions		215,076		77,101		2,235,770		7,040		(65,028)		123,835		34,348		(6,446)

Net change in contract owners’ equity		286,789		84,401		2,361,959		14,948		995,875		901,908		104,313		32,155

Contract owners’ equity at beginning of period		1,008,736		924,335		577,114		562,166		7,110,977		6,209,069		774,267		742,112

Contract owners’ equity at end of period		$1,295,525		1,008,736		2,939,073		577,114		8,106,852		7,110,977		878,580		774,267

CHANGE IN UNITS:

Beginning units		89,018		82,452		36,891		36,429		255,673		251,330		43,483		43,837

Units purchased		19,527		8,130		153,026		3,310		13,525		14,595		4,053		1,818

Units surrendered		(1,496)		(1,564)		(14,143)		(2,848)		(15,849)		(10,252)		(2,169)		(2,172)

Ending units		107,049		89,018		175,774		36,891		253,349		255,673		45,367		43,483

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMA1				NVCMC1				NVCMD1				NVCRA1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		-		-

Realized gain (loss) on investments		350,590		240,471		2,167		2,017		152,239		25,008		102,118		152,634

Change in unrealized gain (loss) on investments		2,169,884		1,725,359		35,370		25,786		530,765		527,541		1,179,251		733,568

Reinvested capital gains		330,780		287,505		5,033		476		133,442		83,287		45,985		69,820

Net increase (decrease) in contract owners’ equity resulting from operations		2,851,254		2,253,335		42,570		28,279		816,446		635,836		1,327,354		956,022

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		530,195		549,057		12,981		23,123		217,597		221,209		214,535		259,278

Transfers between subaccounts, net		(352,715)		(804,882)		67		(40,658)		(292,914)		(6,235)		403,410		87,373

Surrenders (notes 2, 3, 4, 5 and 6)		(1,145,858)		(1,044,843)		(19,884)		(19,217)		(697,749)		(314,038)		(337,260)		(503,759)

Adjustments to maintain reserves		(22)		(45)		-		-		-		(9)		17		(15)

Net equity transactions		(968,400)		(1,300,713)		(6,836)		(36,752)		(773,066)		(99,073)		280,702		(157,123)

Net change in contract owners’ equity		1,882,854		952,622		35,734		(8,473)		43,380		536,763		1,608,056		798,899

Contract owners’ equity at beginning of period		17,808,285		16,855,663		380,298		388,771		6,266,493		5,729,730		7,234,700		6,435,801

Contract owners’ equity at end of period		$19,691,139		17,808,285		416,032		380,298		6,309,873		6,266,493		8,842,756		7,234,700

CHANGE IN UNITS:

Beginning units		598,851		644,680		17,602		19,396		242,852		246,874		228,082		234,228

Units purchased		20,457		23,579		622		1,161		8,996		11,332		18,781		11,761

Units surrendered		(50,993)		(69,408)		(926)		(2,955)		(36,583)		(15,354)		(11,694)		(17,907)

Ending units		568,315		598,851		17,298		17,602		215,265		242,852		235,169		228,082

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCRB1				NVDBL2				NVDBLP				NVDCA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		-		-

Realized gain (loss) on investments		12,609		7,092		(1,656)		(4,825)		(1,517)		(12,782)		(1,365)		(2,084)

Change in unrealized gain (loss) on investments		256,876		186,382		73,104		45,136		85,010		60,277		21,055		16,058

Reinvested capital gains		51,208		19,835		-		-		-		-		2,226		-

Net increase (decrease) in contract owners’ equity resulting from operations		320,693		213,309		71,448		40,311		83,493		47,495		21,916		13,974

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		215,134		209,453		33,489		33,218		47,603		48,513		-		-

Transfers between subaccounts, net		2,891		(28,058)		(6,444)		(8,301)		339		1,392		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(155,891)		(159,506)		(32,901)		(32,474)		(42,566)		(81,815)		(6,375)		(6,307)

Adjustments to maintain reserves		2,433		(238)		1		(1)		(27)		(8)		-		(1)

Net equity transactions		64,567		21,651		(5,855)		(7,558)		5,349		(31,918)		(6,375)		(6,308)

Net change in contract owners’ equity		385,260		234,960		65,593		32,753		88,842		15,577		15,541		7,666

Contract owners’ equity at beginning of period		2,519,462		2,284,502		550,936		518,183		631,567		615,990		143,123		135,457

Contract owners’ equity at end of period		$2,904,722		2,519,462		616,529		550,936		720,409		631,567		158,664		143,123

CHANGE IN UNITS:

Beginning units		107,463		106,545		20,739		21,026		31,938		33,625		4,089		4,275

Units purchased		9,233		9,769		1,483		1,560		2,321		2,623		-		-

Units surrendered		(6,653)		(8,851)		(1,679)		(1,847)		(2,067)		(4,310)		(171)		(186)

Ending units		110,043		107,463		20,543		20,739		32,192		31,938		3,918		4,089

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDCAP				NVDMAP				NVDMCP				NVFIII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		1,153		495

Realized gain (loss) on investments		(13,750)		(18,436)		(15,965)		(71,402)		533		(23,441)		(173)		(336)

Change in unrealized gain (loss) on investments		203,385		144,367		413,350		315,084		55,048		50,777		521		(235)

Reinvested capital gains		21,208		-		24,912		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		210,843		125,931		422,297		243,682		55,581		27,336		1,501		(76)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		101,066		94,313		186,365		203,494		42,878		43,083		19,001		5,988

Transfers between subaccounts, net		(12,300)		810		(3,389)		(393)		151		374		(261)		2,317

Surrenders (notes 2, 3, 4, 5 and 6)		(88,007)		(71,286)		(103,105)		(229,947)		(28,573)		(140,751)		(1,263)		(604)

Adjustments to maintain reserves		3,763		(377)		(218)		6		(9)		(23)		(1)		-

Net equity transactions		4,522		23,460		79,653		(26,840)		14,447		(97,317)		17,476		7,701

Net change in contract owners’ equity		215,365		149,391		501,950		216,842		70,028		(69,981)		18,977		7,625

Contract owners’ equity at beginning of period		1,332,156		1,182,765		2,339,825		2,122,983		454,768		524,749		17,865		10,240

Contract owners’ equity at end of period		$1,547,521		1,332,156		2,841,775		2,339,825		524,796		454,768		36,842		17,865

CHANGE IN UNITS:

Beginning units		54,654		53,705		88,670		89,649		25,431		31,205		1,761		1,017

Units purchased		4,220		4,154		7,599		8,144		2,340		2,516		1,800		986

Units surrendered		(4,084)		(3,205)		(4,707)		(9,123)		(1,526)		(8,290)		(146)		(242)

Ending units		54,790		54,654		91,562		88,670		26,245		25,431		3,415		1,761

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVGEII				NVIDAP				NVIDCP				NVIDMP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,619		6,373		-		-		-		-		-		-

Realized gain (loss) on investments		11,447		29,466		(3,147)		(52,265)		29		(392)		(57,350)		(239,368)

Change in unrealized gain (loss) on investments		75,843		5,317		471,376		362,507		35,099		15,089		976,240		773,505

Reinvested capital gains		574		-		48,093		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		95,483		41,156		516,322		310,242		35,128		14,697		918,890		534,137

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,696		2,417		128,991		232,083		20,663		24,401		574,238		563,853

Transfers between subaccounts, net		(22,622)		380,145		37,915		(5,468)		61		259		(10,972)		(5,871)

Surrenders (notes 2, 3, 4, 5 and 6)		(21,465)		(80,611)		(82,554)		(332,608)		(13,537)		(13,654)		(487,421)		(777,444)

Adjustments to maintain reserves		(1)		1		(67)		(4)		(40)		(27)		(240)		(217)

Net equity transactions		(40,392)		301,952		84,285		(105,997)		7,147		10,979		75,605		(219,679)

Net change in contract owners’ equity		55,091		343,108		600,607		204,245		42,275		25,676		994,495		314,458

Contract owners’ equity at beginning of period		558,893		215,785		2,608,973		2,404,728		386,609		360,933		6,223,750		5,909,292

Contract owners’ equity at end of period		$613,984		558,893		3,209,580		2,608,973		428,884		386,609		7,218,245		6,223,750

CHANGE IN UNITS:

Beginning units		31,305		13,968		89,004		92,544		26,558		25,796		283,061		293,419

Units purchased		209		24,398		8,758		8,466		1,495		1,823		28,692		37,783

Units surrendered		(2,369)		(7,061)		(6,148)		(12,006)		(1,021)		(1,061)		(25,488)		(48,141)

Ending units		29,145		31,305		91,614		89,004		27,032		26,558		286,265		283,061

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIE6				NVIX				NVMIVX				NVMLG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,982		4,467		64,267		57,694		51,640		147,533		484,311		90,346

Realized gain (loss) on investments		3,913		8,720		53,814		9,839		70,084		48,469		(140,655)		(244,132)

Change in unrealized gain (loss) on investments		56,228		8,859		305,206		(19,799)		705,975		(98,156)		(283,281)		1,850,006

Reinvested capital gains		9,469		-		-		-		-		-		1,673,399		867,765

Net increase (decrease) in contract owners’ equity resulting from operations		71,592		22,046		423,287		47,734		827,699		97,846		1,733,774		2,563,985

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		36,950		46,534		120,030		128,422		207,361		470,198

Transfers between subaccounts, net		(3,219)		-		(276,859)		24,128		(96,413)		30,807		1,910,767		941,005

Surrenders (notes 2, 3, 4, 5 and 6)		(7,728)		(35,754)		(45,729)		(67,969)		(154,411)		(129,579)		(626,205)		(869,363)

Adjustments to maintain reserves		-		1		(148)		(1,835)		(212)		8		4,916		(1,015)

Net equity transactions		(10,947)		(35,753)		(285,786)		858		(131,006)		29,658		1,496,839		540,825

Net change in contract owners’ equity		60,645		(13,707)		137,501		48,592		696,693		127,504		3,230,613		3,104,810

Contract owners’ equity at beginning of period		187,645		201,352		1,583,745		1,535,153		2,410,324		2,282,820		12,640,957		9,536,147

Contract owners’ equity at end of period		$248,290		187,645		1,721,246		1,583,745		3,107,017		2,410,324		15,871,570		12,640,957

CHANGE IN UNITS:

Beginning units		10,982		13,081		106,108		106,050		162,683		160,917		165,921		157,790

Units purchased		-		-		4,647		5,371		10,375		15,045		27,712		21,951

Units surrendered		(526)		(2,099)		(22,481)		(5,313)		(17,957)		(13,279)		(11,216)		(13,820)

Ending units		10,456		10,982		88,274		106,108		155,101		162,683		182,417		165,921

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMG1				NVMMV1				NVMMV2				NVNMO1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		2,874		1,642		28,265		32,644		13,910		10,661

Realized gain (loss) on investments		(247,394)		(261,369)		140		507		(58,348)		(76,379)		(23,827)		8,388

Change in unrealized gain (loss) on investments		402,951		908,525		(8,670)		6,072		(147,210)		250,671		(14,672)		(364,056)

Reinvested capital gains		36,919		-		13,254		2,559		249,553		57,096		327,771		780,974

Net increase (decrease) in contract owners’ equity resulting from operations		192,476		647,156		7,598		10,780		72,260		264,032		303,182		435,967

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		102,238		98,801		12,166		11,903		79,159		74,902		5,236		99,703

Transfers between subaccounts, net		(429,319)		(110,455)		172,304		12,415		(26,184)		4,014		32,434		6,243

Surrenders (notes 2, 3, 4, 5 and 6)		(274,682)		(322,494)		(6,444)		(7,633)		(204,423)		(227,235)		(14,818)		(33,009)

Adjustments to maintain reserves		4,424		(689)		(13)		(5)		(865)		68		-		(1)

Net equity transactions		(597,339)		(334,837)		178,013		16,680		(152,313)		(148,251)		22,852		72,936

Net change in contract owners’ equity		(404,863)		312,319		185,611		27,460		(80,053)		115,781		326,034		508,903

Contract owners’ equity at beginning of period		3,942,361		3,630,042		158,596		131,136		3,227,715		3,111,934		2,577,222		2,068,319

Contract owners’ equity at end of period		$3,537,498		3,942,361		344,207		158,596		3,147,662		3,227,715		2,903,256		2,577,222

CHANGE IN UNITS:

Beginning units		103,197		112,601		4,726		4,241		86,248		90,210		58,045		56,590

Units purchased		3,806		3,791		5,524		770		3,365		3,516		4,260		2,427

Units surrendered		(19,575)		(13,195)		(233)		(285)		(7,398)		(7,478)		(3,860)		(972)

Ending units		87,428		103,197		10,017		4,726		82,215		86,248		58,445		58,045

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNSR2				NVOLG1				NVRE1				NVSIX2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,551		5,397		337,976		405,168		66,198		92,377		12,774		14,039

Realized gain (loss) on investments		(33,684)		(6,258)		620,947		1,244,227		24,153		160,661		3,996		(31,872)

Change in unrealized gain (loss) on investments		(49,168)		(157,139)		4,830,191		5,240,622		(111,018)		175,037		93,955		158,988

Reinvested capital gains		115,915		405,363		-		-		44,671		-		52,489		16,070

Net increase (decrease) in contract owners’ equity resulting from operations		63,614		247,363		5,789,114		6,890,017		24,004		428,075		163,214		157,225

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		57,436		60,341		582,861		883,448		101,962		107,774		41,580		49,297

Transfers between subaccounts, net		(20,393)		(488)		(585,479)		(690,095)		147,559		(81,626)		(126,561)		2,276

Surrenders (notes 2, 3, 4, 5 and 6)		(209,847)		(215,111)		(2,204,511)		(4,012,182)		(183,029)		(624,834)		(82,942)		(77,975)

Adjustments to maintain reserves		36		(47)		5,396		(1,102)		127		(32)		(1)		-

Net equity transactions		(172,768)		(155,305)		(2,201,733)		(3,819,931)		66,619		(598,718)		(167,924)		(26,402)

Net change in contract owners’ equity		(109,154)		92,058		3,587,381		3,070,086		90,623		(170,643)		(4,710)		130,823

Contract owners’ equity at beginning of period		3,090,309		2,998,251		35,065,993		31,995,907		3,834,060		4,004,703		1,557,115		1,426,292

Contract owners’ equity at end of period		$2,981,155		3,090,309		38,653,374		35,065,993		3,924,683		3,834,060		1,552,405		1,557,115

CHANGE IN UNITS:

Beginning units		83,807		88,199		413,669		463,507		144,430		167,036		57,958		58,860

Units purchased		2,641		2,749		10,838		14,129		11,471		8,748		2,415		2,778

Units surrendered		(7,218)		(7,141)		(35,379)		(63,967)		(8,913)		(31,354)		(8,847)		(3,680)

Ending units		79,230		83,807		389,128		413,669		146,988		144,430		51,526		57,958

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVSTB1				NVSTB2				NVTIV3				SAM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$64,577		5,927		30,945		33,960		30,233		89,647		322,623		404,649

Realized gain (loss) on investments		(570)		(195)		(4,119)		(6,436)		19,105		(3,924)		-		-

Change in unrealized gain (loss) on investments		(43,486)		731		15,908		18,372		440,990		(23,001)		-		-

Reinvested capital gains		-		-		-		-		-		-		7		-

Net increase (decrease) in contract owners’ equity resulting from operations		20,521		6,463		42,734		45,896		490,328		62,722		322,630		404,649

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		17,517		9,968		-		6,159		-		(4)		432,031		699,805

Transfers between subaccounts, net		1,742,710		12,278		(22,558)		(121,549)		(12,091)		(1,089)		1,248,097		179,771

Surrenders (notes 2, 3, 4, 5 and 6)		(27,188)		(5,800)		(90,524)		(49,810)		(130,432)		(121,791)		(2,532,668)		(1,335,082)

Adjustments to maintain reserves		283		(16)		-		1		-		-		(646)		32

Net equity transactions		1,733,322		16,430		(113,082)		(165,199)		(142,523)		(122,884)		(853,186)		(455,474)

Net change in contract owners’ equity		1,753,843		22,893		(70,348)		(119,303)		347,805		(60,162)		(530,556)		(50,825)

Contract owners’ equity at beginning of period		137,933		115,040		832,246		951,549		1,452,382		1,512,544		8,444,438		8,495,263

Contract owners’ equity at end of period		$1,891,776		137,933		761,898		832,246		1,800,187		1,452,382		7,913,882		8,444,438

CHANGE IN UNITS:

Beginning units		11,195		9,836		62,036		74,518		60,995		66,224		636,104		671,183

Units purchased		136,911		1,846		-		520		-		-		127,788		73,707

Units surrendered		(2,836)		(487)		(8,170)		(13,002)		(4,989)		(5,229)		(190,193)		(108,786)

Ending units		145,270		11,195		53,866		62,036		56,006		60,995		573,699		636,104

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SAM5				SCF				SCGF				SCVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$34,135		31,419		34,465		3,864		-		-		16,517		9,761

Realized gain (loss) on investments		-		-		6,820		(3,829)		12,833		7,986		(1,179)		(67,681)

Change in unrealized gain (loss) on investments		-		-		57,952		295,132		190,007		322,697		(75,202)		137,070

Reinvested capital gains		-		-		249,619		93,229		128,378		-		91,177		11,986

Net increase (decrease) in contract owners’ equity resulting from operations		34,135		31,419		348,856		388,396		331,218		330,683		31,313		91,136

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		31,527		36,385		57,508		63,635		44,152		45,526		40,828		35,057

Transfers between subaccounts, net		260,332		(50,867)		(17,659)		45,805		610,366		76,070		15,375		26,210

Surrenders (notes 2, 3, 4, 5 and 6)		(26,009)		(23,244)		(91,973)		(182,328)		(74,550)		(116,935)		(67,881)		(190,964)

Adjustments to maintain reserves		(786)		(112)		397		(44)		(46)		2,633		26		(3)

Net equity transactions		265,064		(37,838)		(51,727)		(72,932)		579,922		7,294		(11,652)		(129,700)

Net change in contract owners’ equity		299,199		(6,419)		297,129		315,464		911,140		337,977		19,661		(38,564)

Contract owners’ equity at beginning of period		450,721		457,140		3,325,019		3,009,555		1,868,933		1,530,956		1,329,071		1,367,635

Contract owners’ equity at end of period		$749,920		450,721		3,622,148		3,325,019		2,780,073		1,868,933		1,348,732		1,329,071

CHANGE IN UNITS:

Beginning units		38,859		41,358		61,730		63,184		39,090		38,813		31,364		34,382

Units purchased		247,820		98,354		1,555		2,870		12,539		3,304		2,085		2,067

Units surrendered		(224,489)		(100,853)		(2,345)		(4,324)		(1,655)		(3,027)		(2,296)		(5,085)

Ending units		62,190		38,859		60,940		61,730		49,974		39,090		31,153		31,364

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRF				AMMCGS				AMSRS				AMTB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$46,814		52,765		-		-		-		2,788		59,815		60,683

Realized gain (loss) on investments		187,027		157,698		1,732		3,432		27,569		66,131		(6,225)		(4,822)

Change in unrealized gain (loss) on investments		156,681		224,818		(53,524)		34,535		67,858		145,047		8,290		7,489

Reinvested capital gains		397,997		181,126		65,107		13,719		81,524		60,058		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		788,519		616,407		13,315		51,686		176,951		274,024		61,880		63,350

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		86,410		89,481		54,145		5,853		20,800		45,904		36,535		40,140

Transfers between subaccounts, net		(40,648)		(19,995)		143,433		(3,134)		(19,851)		(13,983)		23,261		80,835

Surrenders (notes 2, 3, 4, 5 and 6)		(358,483)		(293,832)		(9,848)		(75,822)		(42,152)		(84,095)		(74,587)		(101,401)

Adjustments to maintain reserves		(1,767)		212		(10)		2		2,111		(465)		(2)		-

Net equity transactions		(314,488)		(224,134)		187,720		(73,101)		(39,092)		(52,639)		(14,793)		19,574

Net change in contract owners’ equity		474,031		392,273		201,035		(21,415)		137,859		221,385		47,087		82,924

Contract owners’ equity at beginning of period		4,958,717		4,566,444		224,795		246,210		1,304,994		1,083,609		1,105,504		1,022,580

Contract owners’ equity at end of period		$5,432,748		4,958,717		425,830		224,795		1,442,853		1,304,994		1,152,591		1,105,504

CHANGE IN UNITS:

Beginning units		99,104		103,727		8,909		12,077		20,435		21,354		76,420		74,996

Units purchased		2,492		2,797		7,581		280		407		1,105		5,782		9,701

Units surrendered		(8,387)		(7,420)		(452)		(3,448)		(978)		(2,024)		(6,833)		(8,277)

Ending units		93,209		99,104		16,038		8,909		19,864		20,435		75,369		76,420

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DWVSVS				WRASP				WRBDP				WRBP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,729		2,845		44,285		60,422		343		177		190		169

Realized gain (loss) on investments		5,319		3,193		18,770		(4,996)		(9)		(25)		(156)		(203)

Change in unrealized gain (loss) on investments		(1,527)		14,080		230,873		208,759		83		(7)		1,125		1,882

Reinvested capital gains		18,034		10,685		233,273		121,385		-		-		574		-

Net increase (decrease) in contract owners’ equity resulting from operations		24,555		30,803		527,201		385,570		417		145		1,733		1,848

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		6,601		9,085		97,459		144,023		495		482		1,533		1,533

Transfers between subaccounts, net		(15,517)		(10,317)		(5,865)		(186,200)		-		-		441		18

Surrenders (notes 2, 3, 4, 5 and 6)		(9,589)		(18,035)		(179,784)		(488,472)		(62)		(61)		(689)		(669)

Adjustments to maintain reserves		1		-		(646)		43		(10)		(1)		(1)		(1)

Net equity transactions		(18,504)		(19,267)		(88,836)		(530,606)		423		420		1,284		881

Net change in contract owners’ equity		6,051		11,536		438,365		(145,036)		840		565		3,017		2,729

Contract owners’ equity at beginning of period		312,403		300,867		3,199,345		3,344,381		6,498		5,933		14,252		11,523

Contract owners’ equity at end of period		$318,454		312,403		3,637,710		3,199,345		7,338		6,498		17,269		14,252

CHANGE IN UNITS:

Beginning units		11,847		12,667		140,985		165,706		398		373		417		390

Units purchased		721		778		4,293		7,060		28		30		54		48

Units surrendered		(1,368)		(1,598)		(7,872)		(31,781)		(4)		(5)		(19)		(21)

Ending units		11,200		11,847		137,406		140,985		422		398		452		417

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRGNR				WRHIP				WRMCG				WRPAP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		239		43,019		41,989		-		-		557		334

Realized gain (loss) on investments		-		(4)		(13,056)		(7,865)		(49,606)		(140,796)		(83)		(225)

Change in unrealized gain (loss) on investments		1,686		(257)		16,202		5,267		(76,252)		134,531		4,317		2,600

Reinvested capital gains		-		-		274		-		131,486		22,058		-		132

Net increase (decrease) in contract owners’ equity resulting from operations		1,686		(22)		46,439		39,391		5,628		15,793		4,791		2,841

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		332		321		28,913		24,214		11,644		15,584		1,778		1,726

Transfers between subaccounts, net		-		-		3,898		36,693		(1,812)		(143,409)		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(47)		(44)		(65,713)		(49,003)		(51,667)		(35,259)		(508)		(491)

Adjustments to maintain reserves		(6)		-		(1)		(6)		9		(8)		(40)		-

Net equity transactions		279		277		(32,903)		11,898		(41,826)		(163,092)		1,230		1,235

Net change in contract owners’ equity		1,965		255		13,536		51,289		(36,198)		(147,299)		6,021		4,076

Contract owners’ equity at beginning of period		4,500		4,245		688,400		637,111		618,163		765,462		29,622		25,546

Contract owners’ equity at end of period		$6,465		4,500		701,936		688,400		581,965		618,163		35,643		29,622

CHANGE IN UNITS:

Beginning units		638		599		24,245		23,829		10,786		13,651		832		797

Units purchased		34		46		1,530		2,489		443		378		45		50

Units surrendered		(6)		(7)		(2,706)		(2,073)		(1,192)		(3,243)		(13)		(15)

Ending units		666		638		23,069		24,245		10,037		10,786		864		832

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRPMAP				WRSCP				WRSTP				NOTB3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$631		360		-		-		-		-		10,584		9,412

Realized gain (loss) on investments		(127)		(217)		(30)		(96)		484		272		(14,523)		(16,580)

Change in unrealized gain (loss) on investments		3,465		2,201		912		892		2,973		3,656		36,305		27,736

Reinvested capital gains		-		-		-		-		3,241		509		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,969		2,344		882		796		6,698		4,437		32,366		20,568

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,982		2,982		330		321		913		895		9,109		8,849

Transfers between subaccounts, net		-		-		-		-		(1,547)		(1,160)		1,159		928

Surrenders (notes 2, 3, 4, 5 and 6)		(1,317)		(1,330)		(64)		(63)		(345)		(314)		(12,395)		(13,041)

Adjustments to maintain reserves		1		(1)		(7)		2		(13)		2		-		2

Net equity transactions		1,666		1,651		259		260		(992)		(577)		(2,127)		(3,262)

Net change in contract owners’ equity		5,635		3,995		1,141		1,056		5,706		3,860		30,239		17,306

Contract owners’ equity at beginning of period		26,314		22,319		6,674		5,618		18,701		14,841		366,235		348,929

Contract owners’ equity at end of period		$31,949		26,314		7,815		6,674		24,407		18,701		396,474		366,235

CHANGE IN UNITS:

Beginning units		819		765		190		183		226		234		24,560		24,793

Units purchased		88		96		8		9		19		11		674		662

Units surrendered		(39)		(42)		(2)		(2)		(24)		(19)		(827)		(895)

Ending units		868		819		196		190		221		226		24,407		24,560

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTG3				NOTMG3				PMVAAA				PMVFBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,437		8,070		9,055		8,135		19,744		34,047		10,778		10,145

Realized gain (loss) on investments		(9,262)		(23,501)		(64,817)		(100,580)		70		(24,305)		(8,015)		(9,839)

Change in unrealized gain (loss) on investments		43,227		41,002		87,754		115,151		35,975		16,480		26,595		(11,007)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		42,402		25,571		31,992		22,706		55,789		26,222		29,358		(10,701)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		32,685		38,065		11,226		19,058		4,204		4,027		12,374		12,506

Transfers between subaccounts, net		1,225		222		(124)		(56)		(155)		(4,248)		500		(9,785)

Surrenders (notes 2, 3, 4, 5 and 6)		(21,219)		(28,983)		(88,322)		(21,114)		(7,332)		(183,306)		(20,432)		(17,984)

Adjustments to maintain reserves		7		(1)		-		-		-		3		-		3,091

Net equity transactions		12,698		9,303		(77,220)		(2,112)		(3,283)		(183,524)		(7,558)		(12,172)

Net change in contract owners’ equity		55,100		34,874		(45,228)		20,594		52,506		(157,302)		21,800		(22,873)

Contract owners’ equity at beginning of period		361,705		326,831		325,773		305,179		394,123		551,425		293,312		316,185

Contract owners’ equity at end of period		$416,805		361,705		280,545		325,773		446,629		394,123		315,112		293,312

CHANGE IN UNITS:

Beginning units		22,428		21,812		20,298		20,456		23,790		34,532		24,476		25,487

Units purchased		2,045		2,476		719		1,223		354		392		1,170		1,638

Units surrendered		(1,294)		(1,860)		(5,160)		(1,381)		(538)		(11,134)		(1,771)		(2,649)

Ending units		23,179		22,428		15,857		20,298		23,606		23,790		23,875		24,476

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLDA				PMVRSA				PMVTRA				PVSTA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$76,318		96,692		4,508		3,857		-		-		9,733		4,457

Realized gain (loss) on investments		(86,293)		(14,984)		(35)		(20,725)		-		1		175		91

Change in unrealized gain (loss) on investments		112,512		24,743		22,622		24,163		-		(1)		57		638

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		102,537		106,451		27,095		7,295		-		-		9,965		5,186

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		124,940		113,186		2,778		5,187		-		-		3,767		2,198

Transfers between subaccounts, net		(2,414,160)		(36,757)		(5,924)		(26,334)		-		-		44,136		168,330

Surrenders (notes 2, 3, 4, 5 and 6)		(178,486)		(213,571)		(8,512)		(31,548)		-		(1)		(6,425)		(3,615)

Adjustments to maintain reserves		(2,396)		101		-		(1)		-		1		(7)		-

Net equity transactions		(2,470,102)		(137,041)		(11,658)		(52,696)		-		-		41,471		166,913

Net change in contract owners’ equity		(2,367,565)		(30,590)		15,437		(45,401)		-		-		51,436		172,099

Contract owners’ equity at beginning of period		2,422,770		2,453,360		149,901		195,302		-		-		192,894		20,795

Contract owners’ equity at end of period		$55,205		2,422,770		165,338		149,901		-		-		244,330		192,894

CHANGE IN UNITS:

Beginning units		170,225		180,129		17,124		23,238		-		-		17,005		1,944

Units purchased		6,903		7,780		435		1,295		-		-		4,178		15,341

Units surrendered		(173,452)		(17,684)		(1,660)		(7,409)		-		-		(605)		(280)

Ending units		3,676		170,225		15,899		17,124		-		-		20,578		17,005

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVEIB				PVGOB				PVNOB				TRHS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$46,283		33,890		-		-		570		87		-		-

Realized gain (loss) on investments		40,157		34,623		9,624		11,459		(4)		14		(7,149)		134,943

Change in unrealized gain (loss) on investments		323,335		322,251		83,811		255,834		(1,673)		2,816		411,726		(376,477)

Reinvested capital gains		221,395		137,940		119,592		46,002		10,019		283		133,198		324,209

Net increase (decrease) in contract owners’ equity resulting from operations		631,170		528,704		213,027		313,295		8,912		3,200		537,775		82,675

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		9,151		7,381		5,572		5,631		4,263		224		151,407		140,221

Transfers between subaccounts, net		142,009		(5,509)		170,375		49,346		23,154		62,119		(325,641)		(297,710)

Surrenders (notes 2, 3, 4, 5 and 6)		(345,047)		(160,483)		(23,692)		(34,800)		(755)		(361)		(151,645)		(241,999)

Adjustments to maintain reserves		(1)		-		-		(1)		-		1		(1)		-

Net equity transactions		(193,888)		(158,611)		152,255		20,176		26,662		61,983		(325,880)		(399,488)

Net change in contract owners’ equity		437,282		370,093		365,282		333,471		35,574		65,183		211,895		(316,813)

Contract owners’ equity at beginning of period		3,134,378		2,764,285		1,264,725		931,254		65,183		-		3,445,837		3,762,650

Contract owners’ equity at end of period		$3,571,660		3,134,378		1,630,007		1,264,725		100,757		65,183		3,657,732		3,445,837

CHANGE IN UNITS:

Beginning units		128,567		135,091		29,853		29,325		4,544		-		51,572		57,112

Units purchased		6,799		2,002		4,402		1,482		1,854		4,570		2,880		2,708

Units surrendered		(13,634)		(8,526)		(604)		(954)		(53)		(26)		(7,982)		(8,248)

Ending units		121,732		128,567		33,651		29,853		6,345		4,544		46,470		51,572

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRHSP				TRMCG2				VWHA				VRVDRI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		44,440		46,182		6,593		4,990

Realized gain (loss) on investments		42,175		151,864		(8)		34		46,674		157,985		(281)		(116)

Change in unrealized gain (loss) on investments		229,339		(280,063)		(1,233)		(100)		445,946		(241,058)		(5,138)		15,400

Reinvested capital gains		97,667		193,958		1,605		1,121		-		-		1,118		2,395

Net increase (decrease) in contract owners’ equity resulting from operations		369,181		65,759		364		1,055		537,060		(36,891)		2,292		22,669

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		98,694		107,708		195		162		67,595		48,482		2,487		3,330

Transfers between subaccounts, net		432,172		(595,551)		86		10,785		(43,981)		(527,714)		(1,872)		(1,681)

Surrenders (notes 2, 3, 4, 5 and 6)		(153,954)		(136,681)		(484)		(546)		(173,605)		(152,971)		(12,676)		(4,300)

Adjustments to maintain reserves		109		(883)		1		-		746		(11)		(17)		-

Net equity transactions		377,021		(625,407)		(202)		10,401		(149,245)		(632,214)		(12,078)		(2,651)

Net change in contract owners’ equity		746,202		(559,648)		162		11,456		387,815		(669,105)		(9,786)		20,018

Contract owners’ equity at beginning of period		2,157,239		2,716,887		11,456		-		1,404,164		2,073,269		223,978		203,960

Contract owners’ equity at end of period		$2,903,441		2,157,239		11,618		11,456		1,791,979		1,404,164		214,192		223,978

CHANGE IN UNITS:

Beginning units		43,822		56,105		934		-		147,342		211,392		15,460		15,648

Units purchased		11,882		2,459		23		980		34,317		5,359		189		244

Units surrendered		(5,763)		(14,742)		(40)		(46)		(43,885)		(69,409)		(1,011)		(432)

Ending units		49,941		43,822		917		934		137,774		147,342		14,638		15,460

* For

all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b)	The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1 (FTVSC1)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 (FTVUG1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)*

Invesco V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)*

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)*

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)*

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I (NJMIM1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)*

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class (WRCEP)*

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)*

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)*

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class (WRI2P)*

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)*

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)*

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class (WRPAP)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class (WRPCP)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class

(WRPMAV)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class

(WRPMCV)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class (WRPMP)*

Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class (WRSCP)

Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class (WRSCV)*

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)*

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2025, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/10/2024

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 (FTVMD1)	7/22/2024

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	7/22/2024

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)	7/22/2024

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	6/27/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)	10/24/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I (NJMIM1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	11/14/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DFVGB	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	5/1/2025

DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

DFVIPS	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	5/1/2025

DFVIS	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio	DFA Investment Dimensions Group Inc. - VA International Small Portfolio	5/1/2025

DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc. - VA International Value Portfolio	5/1/2025

DFVSTF	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	5/1/2025

DFVULV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	5/1/2025

DFVUTV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	5/1/2025

OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	5/1/2025

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025

NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025

NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025

NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025

NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025

NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025

NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRBDP	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	10/31/2025

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

WRBP	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	10/31/2025

WRCEP	Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class	10/31/2025

WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025

WRGNR	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	10/31/2025

WRGP	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	10/31/2025

WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025

WRI2P	Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class	10/31/2025

WRIP	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	10/31/2025

WRLTBP	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class	10/31/2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025

WRPAP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class	10/31/2025

WRPCP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class	10/31/2025

WRPMAP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class	10/31/2025

WRPMAV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	10/31/2025

WRPMCP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class	10/31/2025

WRPMCV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	10/31/2025

WRPMMV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class	10/31/2025

WRPMP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class	10/31/2025

WRSCP	Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class	10/31/2025

WRSCV	Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class	10/31/2025

WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025

WRVP	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	10/31/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 – $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long- Term Care Services Rider Charge	$0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the premium specified by the policy owner
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $736,119 and $775,303, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $5,070,232 and $6,291,530, respectively, and total transfers from the Separate Account to the fixed account were $7,125,386 and $8,570,339, respectively.

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$991	$2,795
ALVDAA	606	1,043
ALVIVB	128,299	59,509
ALVSVA	357,305	165,223
WFVSCG	50,387	516,170
AMVBC4	153,434	29,930
AMVGS4	6,363	5,254
AMVGV2	43,998	47,288
BRVGA1	270,958	130,206
BRVHYI	87,690	76,344
MLVGA2	383,844	92,289
DSIF	1,092,908	12,307,413
DVSCS	617,346	416,581
DFVGB	46,731	13,650
DFVGMI	16,210	19,833
DFVIPS	19,534	12,985
DFVIS	62,234	13,016
DFVIV	59,228	23,663
DFVSTF	21,775	246,184
DFVULV	73,045	60,419
DFVUTV	66,903	43,328
DSGIBA	285,685	45,947
FQB	159,655	60,770
FCS	1,412,528	1,106,462
FEIS	690,927	1,449,651
FEMS	35,375	27,097
FF10S	15,820	175,813
FF20S	289,636	157,307
FF30S	714,689	216,818
FGS	2,585,628	1,908,222
FIGBS	364,290	322,011
FMCS	1,222,075	1,034,419
FNRS2	217,087	551,700
FOS	507,881	252,008
FRESS	41,036	37,501
FVSS	20,109	9,246
FVSS2	20,181	52,491
FTVDM2	62,652	1,698,370

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FTVFA1	10,211	9,294
FTVFA2	36,320	213,192
FTVGB1	36,672	59,509
FTVGI2	78,524	141,483
FTVIS1	63,299	28,633
FTVIS2	666,877	215,723
FTVMD1	140,439	2,091
FTVSVI	684,302	202,449
TIF2	238,582	170,693
GVGMNS	19,068	4,610
RVARS	8,675	14,142
ACEG	100,379	104,259
AVMCCI	7,817	1,647
IVBRA1	482,630	2,520,719
OVAG	293,316	146,569
OVGS	1,352,806	7,263,006
OVIG	434,292	185,747
OVSB	47,317	29,418
OVSC	396,242	212,262
JACAS	899,919	5,755,871
JAEI	552,730	290,869
JAGSEI	7,351	8,111
JAGTS	2,473,846	2,146,496
JAIGS	81,622	3,590,879
JAWGS	921,577	771,324
LPVCII	134,655	1,858
LVCLGI	112,018	1,773
LACIP2	18,979	295,235
LACIPS	67,633	1,072,810
LACMV2	446,943	638,484
LOVTRC	277,617	120,200
MMCGSC	744	749
MNDIC	35,854	80,113
MV2IGI	348,514	2,101,814
MV3MVI	178,045	65,420
MVFIC	1,150,537	12,065,720
MVIGIC	121,454	163,218
MVIVIC	120,858	166,886
MVIVSC	227,760	675,119
DTRTFB	13,868	2,644
EIF	622,936	385,017
GBF	292,846	246,898
GEM	1,683,839	314,251
GIG	5,945,934	184,746
GVAAA2	1,257,781	709,311
GVABD2	47,797	46,427
GVAGG2	200,550	463,495
GVAGI2	310,192	366,711
GVAGR2	658,310	1,524,995
GVDMA	1,441,405	4,226,980
GVDMC	35,011	57,681

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GVEX1	13,655,188	2,383,142
GVIDA	557,492	1,825,646
GVIDC	15,876	57,917
GVIDM	61,115	4,032,471
GVIX2	46,924	150,830
HIBF	151,025	72,760
IDPG	10,189	5,742
IDPGI	171,813	38,974
MCIF	833,410	1,105,197
MSBF	253,117	184,426
NCPG	85,590	25,590
NCPGI	2,192,471	17,607
NFDIW1	6,869,692	15,685
NJMIM1	284,275	198
NJMIM2	1,021,896	3,410
NLCG1	447,305	1,031
NLCG2	5,087,888	813,561
NNASD1	249,544	1,906
NNASD2	18,107	206
NVAMV1	438,555	468,112
NVAMVX	12,449,847	491,317
NVBX	476,985	183,807
NVCBD1	3,464,697	1,133,651
NVCCA1	469,329	341,258
NVCCN1	61,863	29,902
NVCMA1	809,316	1,446,914
NVCMC1	14,477	16,281
NVCMD1	298,926	938,550
NVCRA1	600,363	273,694
NVCRB1	219,528	106,186
NVDBL2	27,491	33,346
NVDBLP	29,619	24,242
NVDCA2	2,226	6,375
NVDCAP	99,125	77,158
NVDMAP	175,280	70,498
NVDMCP	38,419	23,963
NVFIII	19,591	961
NVGEII	10,461	42,660
NVIDAP	270,632	138,187
NVIDCP	14,469	7,283
NVIDMP	318,275	242,430
NVIE6	11,451	10,947
NVIX	137,079	358,449
NVMIVX	135,722	214,875
NVMLG1	4,663,182	1,013,464
NVMMG1	95,596	660,440
NVMMV1	197,975	3,821
NVMMV2	358,410	232,040
NVNMO1	525,429	160,895
NVNSR2	181,059	207,398
NVOLG1	690,555	2,559,797

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVRE1	330,714	153,353
NVSIX2	134,687	237,348
NVSTB1	2,164,750	367,133
NVSTB2	30,949	113,086
NVTIV3	30,998	143,288
SAM	2,398,684	2,928,601
SAM5	2,923,691	2,623,705
SCF	419,066	187,104
SCGF	794,783	86,438
SCVF	185,828	89,813
TRF	487,137	355,046
AMMCGS	273,809	20,972
AMSRS	96,647	56,325
AMTB	143,162	98,139
DWVSVS	39,190	36,931
WRASP	329,563	140,196
WRBDP	813	37
WRBP	2,693	645
WRGNR	315	30
WRHIP	71,037	60,646
WRMCG	148,750	59,099
WRPAP	2,252	426
WRPMAP	2,865	569
WRSCP	313	47
WRSTP	4,775	2,513
NOTB3	18,339	9,882
NOTG3	34,517	13,389
NOTMG3	17,542	85,707
PMVAAA	23,555	7,094
PMVFBA	20,856	17,636
PMVLDA	225,995	2,617,361
PMVRSA	7,404	14,554
PVSTA	60,124	8,920
PVEIB	433,153	359,362
PVGOB	310,602	38,755
PVNOB	37,627	376
TRHS2	278,814	471,495
TRHSP	704,991	230,413
TRMCG2	1,861	458
VWHA	340,276	445,827
VRVDRI	53,115	57,484

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ABTGB
2025	0.00%	327	$12.50	$4,085	0.00%	6.03%
2024	0.00%	540	11.79	6,362	0.00%	5.96%
2023	0.00%	817	11.13	9,091	0.03%	11.27%	*****

ALVDAA
2025	0.00%	945	20.36	19,238	1.85%	13.54%
2024	0.00%	986	17.93	17,677	1.33%	10.65%
2023	0.00%	1,022	16.20	16,568	0.73%	13.70%
2022	0.00%	1,701	14.25	24,241	0.96%	-18.45%
2021	0.00%	11,851	17.47	207,090	1.93%	9.67%

ALVIVB
2025	0.00%	16,830	14.99	252,214	2.86%	41.27%
2024	0.00%	12,641	10.61	134,085	2.45%	4.81%
2023	0.00%	10,631	10.12	107,597	0.79%	14.83%
2022	0.00%	5,497	8.81	48,449	5.92%	-13.79%
2021	0.00%	1,565	10.22	16,001	2.07%	10.85%

ALVSVA
2025	0.00%	64,881	39.97	2,593,589	0.86%	2.89%
2024	0.00%	67,843	38.85	2,635,909	0.87%	10.02%
2023	0.00%	70,706	35.31	2,496,964	1.07%	17.18%
2022	0.00%	73,660	30.14	2,219,922	1.10%	-15.63%
2021	0.00%	73,486	35.72	2,624,919	0.77%	35.95%

WFVSCG
2024	0.00%	7,898	58.20	459,661	0.00%	18.70%
2023	0.00%	9,508	49.03	466,163	0.00%	4.11%
2022	0.00%	9,884	47.10	465,509	0.00%	-34.42%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	12,362	71.82	887,812	0.00%	7.64%

AMVBC4
2025	0.00%	29,153	16.08	468,909	1.28%	16.90%
2024	0.00%	22,677	13.76	312,012	1.71%	18.85%
2023	0.00%	8,363	11.58	96,821	2.84%	16.97%
2022	0.00%	1,365	9.90	13,509	0.33%	-1.03%	*****

AMVGS4
2025	0.00%	531	12.64	6,713	0.34%	14.33%
2024	0.00%	466	11.06	5,154	0.10%	2.12%
2023	0.00%	402	10.83	4,354	0.00%	8.27%	*****

AMVGV2
2025	0.00%	577	10.93	6,309	2.72%	7.75%
2024	0.00%	932	10.14	9,450	4.48%	0.75%
2023	0.00%	820	10.06	8,254	2.87%	0.64%	*****

BRVGA1
2025	0.00%	85,434	24.92	2,129,351	3.54%	19.80%
2024	0.00%	89,530	20.81	1,862,703	1.29%	9.23%
2023	0.00%	98,571	19.05	1,877,449	2.33%	12.83%
2022	0.00%	96,114	16.88	1,622,510	0.00%	-15.86%
2021	0.00%	98,039	20.06	1,966,935	0.93%	6.67%

BRVHYI
2025	0.00%	19,316	15.73	303,913	6.78%	9.19%
2024	0.00%	19,934	14.41	287,247	6.85%	8.26%
2023	0.00%	21,438	13.31	285,343	6.53%	13.21%
2022	0.00%	22,847	11.76	268,612	5.25%	-10.35%
2021	0.00%	24,107	13.11	316,145	4.65%	5.34%

MLVGA2
2025	0.00%	94,246	33.66	3,172,132	3.43%	19.53%
2024	0.00%	95,775	28.16	2,696,852	1.23%	9.09%
2023	0.00%	99,634	25.81	2,571,825	2.10%	12.60%
2022	0.00%	109,238	22.93	2,504,301	0.00%	-15.99%
2021	0.00%	171,816	27.29	4,688,480	0.78%	6.55%

DSIF
2025	0.00%	18	81.40	1,488	0.88%	17.53%
2024	0.00%	148,641	69.26	10,294,683	1.17%	24.66%
2023	0.00%	153,486	55.56	8,527,314	1.41%	25.93%
2022	0.00%	165,070	44.12	7,282,679	1.34%	-18.32%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	176,942	54.01	9,557,116	1.14%	28.41%

DVSCS
2025	0.00%	85,495	55.20	4,719,166	1.28%	5.36%
2024	0.00%	91,119	52.39	4,773,943	1.03%	7.96%
2023	0.00%	81,054	48.53	3,933,566	1.05%	15.39%
2022	0.00%	84,984	42.06	3,574,302	0.92%	-16.65%
2021	0.00%	88,227	50.46	4,451,904	0.67%	26.14%

DFVGB
2025	0.00%	18,870	12.81	241,696	4.38%	4.35%
2024	0.00%	17,021	12.27	208,923	4.73%	5.38%
2023	0.00%	17,562	11.65	204,555	4.04%	5.05%
2022	0.00%	17,096	11.09	189,548	1.41%	-6.33%
2021	0.00%	20,676	11.84	244,742	0.77%	-1.04%

DFVGMI
2025	0.00%	8,074	20.01	161,573	2.52%	14.68%
2024	0.00%	8,541	17.45	149,042	2.69%	11.99%
2023	0.00%	9,164	15.58	142,790	3.34%	14.72%
2022	0.00%	7,200	13.58	97,792	1.39%	-10.96%
2021	0.00%	7,803	15.25	119,024	1.48%	14.20%

DFVIPS
2025	0.00%	7,669	12.98	99,573	3.97%	7.55%
2024	0.00%	7,450	12.07	89,932	1.34%	1.88%
2023	0.00%	21,871	11.85	259,137	4.18%	4.02%
2022	0.00%	20,092	11.39	228,859	9.86%	-12.45%
2021	0.00%	13,833	13.01	179,973	4.56%	5.58%

DFVIS
2025	0.00%	11,643	30.62	356,459	3.48%	36.99%
2024	0.00%	10,757	22.35	240,404	3.04%	3.82%
2023	0.00%	13,014	21.53	280,166	3.26%	14.11%
2022	0.00%	12,766	18.87	240,840	2.70%	-17.64%
2021	0.00%	11,741	22.91	268,955	2.64%	14.56%

DFVIV
2025	0.00%	10,078	30.87	311,114	4.47%	45.64%
2024	0.00%	9,606	21.20	203,632	3.17%	6.62%
2023	0.00%	12,884	19.88	256,141	5.11%	17.86%
2022	0.00%	12,362	16.87	208,528	4.16%	-3.46%
2021	0.00%	11,794	17.47	206,071	4.13%	18.11%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

DFVSTF
2025	0.00%	6,792	12.29	83,460	1.54%	4.33%
2024	0.00%	25,622	11.78	301,763	11.68%	5.48%
2023	0.00%	7,806	11.16	87,157	3.83%	4.98%
2022	0.00%	7,578	10.64	80,594	0.75%	-1.16%
2021	0.00%	19,168	10.76	206,241	0.01%	-0.19%

DFVULV
2025	0.00%	13,942	43.94	612,575	1.89%	15.83%
2024	0.00%	14,724	37.93	558,550	2.06%	13.38%
2023	0.00%	15,596	33.46	521,776	2.23%	10.92%
2022	0.00%	16,480	30.16	497,074	2.49%	-4.88%
2021	0.00%	16,312	31.71	517,239	1.77%	27.04%

DFVUTV
2025	0.00%	8,863	43.82	388,390	1.85%	8.95%
2024	0.00%	9,170	40.23	368,865	1.23%	8.14%
2023	0.00%	15,383	37.20	572,221	1.63%	20.03%
2022	0.00%	15,237	30.99	472,194	1.34%	-4.21%
2021	0.00%	14,914	32.35	482,515	2.00%	39.68%

DSGIBA
2025	0.00%	65,378	19.95	1,304,439	4.43%	15.80%
2024	0.00%	63,282	17.23	1,090,357	3.46%	9.10%
2023	0.00%	63,997	15.79	1,010,684	3.14%	14.89%
2022	0.00%	57,297	13.75	787,581	2.89%	-14.98%
2021	0.00%	52,066	16.17	841,791	2.27%	10.95%

FQB
2025	0.00%	68,176	21.20	1,445,521	3.19%	7.08%
2024	0.00%	65,477	19.80	1,296,459	2.96%	3.89%
2023	0.00%	63,997	19.06	1,219,757	2.55%	6.14%
2022	0.00%	59,309	17.96	1,065,040	2.59%	-9.28%
2021	0.00%	65,008	19.79	1,286,740	2.43%	-1.40%

FCS
2025	0.00%	38,433	101.14	3,887,009	0.05%	21.38%
2024	0.00%	41,199	83.33	3,432,974	0.10%	33.63%
2023	0.00%	30,721	62.35	1,915,578	0.47%	33.34%
2022	0.00%	22,082	46.76	1,032,643	0.44%	-26.38%
2021	0.00%	19,809	63.52	1,258,326	0.04%	27.71%

FEIS

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	137,965	52.37	7,225,047	1.61%	18.92%
2024	0.00%	164,224	44.04	7,232,007	1.69%	15.24%
2023	0.00%	172,889	38.21	6,606,463	1.85%	10.53%
2022	0.00%	181,702	34.57	6,281,518	1.84%	-5.09%
2021	0.00%	183,901	36.42	6,698,347	1.82%	24.83%

FEMS
2025	0.00%	19,958	18.70	373,206	1.91%	41.04%
2024	0.00%	19,972	13.26	264,794	1.29%	9.87%
2023	0.00%	21,518	12.07	259,656	2.14%	9.61%
2022	0.00%	21,701	11.01	238,905	1.45%	-20.26%
2021	0.00%	30,111	13.81	415,709	2.19%	-2.28%

FF10S
2025	0.00%	9,521	30.67	292,036	3.15%	10.44%
2024	0.00%	15,713	27.77	436,402	2.28%	5.26%
2023	0.00%	33,239	26.38	877,010	3.90%	9.28%
2022	0.00%	33,581	24.15	810,823	2.08%	-13.57%
2021	0.00%	34,643	27.94	967,757	0.95%	5.79%

FF20S
2025	0.00%	92,208	37.11	3,421,860	2.68%	13.18%
2024	0.00%	95,873	32.79	3,143,554	2.78%	7.55%
2023	0.00%	103,178	30.49	3,145,555	3.13%	12.34%
2022	0.00%	117,076	27.14	3,177,240	1.93%	-15.83%
2021	0.00%	130,885	32.24	4,219,994	1.00%	9.47%

FF30S
2025	0.00%	164,373	44.51	7,316,541	2.36%	15.33%
2024	0.00%	163,318	38.60	6,303,443	2.18%	9.34%
2023	0.00%	164,441	35.30	5,804,454	2.38%	14.56%
2022	0.00%	161,602	30.81	4,979,444	1.86%	-16.94%
2021	0.00%	161,045	37.10	5,974,659	1.01%	12.24%

FGS
2025	0.00%	119,281	112.48	13,416,359	0.20%	14.78%
2024	0.00%	128,672	97.99	12,609,196	0.00%	30.27%
2023	0.00%	124,842	75.23	9,391,489	0.04%	36.09%
2022	0.00%	128,903	55.28	7,125,189	0.52%	-24.52%
2021	0.00%	142,164	73.24	10,411,394	0.00%	23.08%

FIGBS
2025	0.00%	249,725	20.15	5,032,751	3.55%	7.14%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	256,728	18.81	4,829,002	3.67%	1.62%
2023	0.00%	225,466	18.51	4,173,193	2.66%	6.12%
2022	0.00%	211,509	17.44	3,689,082	2.24%	-13.03%
2021	0.00%	213,115	20.05	4,273,770	1.86%	-0.72%

FMCS
2025	0.00%	132,177	67.49	8,921,168	0.36%	11.66%
2024	0.00%	145,890	60.44	8,818,300	0.46%	17.35%
2023	0.00%	160,883	51.51	8,286,511	0.51%	15.00%
2022	0.00%	174,604	44.79	7,819,979	0.40%	-14.85%
2021	0.00%	190,829	52.60	10,037,674	0.51%	25.51%

FNRS2
2025	0.00%	156,148	32.90	5,137,716	1.99%	10.34%
2024	0.00%	170,303	29.82	5,078,335	1.93%	4.02%
2023	0.00%	210,858	28.67	6,044,639	2.52%	0.70%
2022	0.00%	228,622	28.47	6,508,269	2.25%	62.87%
2021	0.00%	214,525	17.48	3,749,666	2.38%	54.83%

FOS
2025	0.00%	188,172	20.08	3,778,489	1.55%	20.28%
2024	0.00%	194,800	16.69	3,252,127	1.58%	4.95%
2023	0.00%	205,896	15.91	3,275,107	0.96%	20.41%
2022	0.00%	217,145	13.21	2,868,610	1.04%	-24.58%
2021	0.00%	202,286	17.52	3,543,407	0.45%	19.57%

FRESS
2025	0.00%	10,194	13.57	138,368	1.81%	3.04%
2024	0.00%	10,122	13.17	133,344	4.20%	6.38%
2023	0.00%	9,162	12.38	113,466	2.42%	11.09%
2022	0.00%	8,284	11.15	92,352	1.29%	-27.62%
2021	0.00%	8,652	15.40	133,254	1.01%	38.86%

FVSS
2025	0.00%	5,133	55.49	284,865	0.97%	7.91%
2024	0.00%	5,187	51.43	266,760	0.93%	9.27%
2023	0.00%	5,871	47.06	276,315	1.13%	20.77%
2022	0.00%	5,889	38.97	229,484	0.93%	-7.19%
2021	0.00%	6,605	41.99	277,339	1.62%	33.48%

FVSS2
2025	0.00%	11,787	13.75	162,034	0.82%	7.70%
2024	0.00%	14,817	12.76	189,122	1.43%	9.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	6,131	11.69	71,690	1.82%	20.61%
2022	0.00%	1,113	9.70	10,791	1.08%	-3.05%	*****

FTVDM2
2024	0.00%	84,176	13.94	1,173,060	3.95%	7.67%
2023	0.00%	89,278	12.94	1,155,562	2.03%	12.62%
2022	0.00%	89,623	11.49	1,030,012	2.61%	-21.98%
2021	0.00%	95,329	14.73	1,404,301	0.89%	-5.74%

FTVFA1
2025	0.00%	2,898	26.87	77,883	2.17%	12.98%
2024	0.00%	3,052	23.79	72,598	2.25%	9.33%
2023	0.00%	3,053	21.76	66,431	1.70%	14.77%
2022	0.00%	3,003	18.96	56,930	1.95%	-15.68%
2021	0.00%	2,902	22.48	65,243	1.98%	11.81%

FTVFA2
2025	0.00%	11,859	26.26	311,438	1.90%	12.60%
2024	0.00%	20,181	23.32	470,716	2.06%	9.15%
2023	0.00%	31,480	21.37	672,678	1.45%	14.61%
2022	0.00%	32,153	18.64	599,475	1.65%	-16.00%
2021	0.00%	33,745	22.20	748,995	1.74%	11.68%

FTVGB1
2025	0.00%	45,416	10.89	494,673	0.00%	16.09%
2024	0.00%	47,658	9.38	447,158	0.00%	-11.13%
2023	0.00%	48,406	10.56	511,042	0.00%	3.19%
2022	0.00%	53,237	10.23	544,650	0.00%	-4.85%
2021	0.00%	56,677	10.75	609,386	0.00%	-4.62%

FTVGI2
2025	0.00%	172,829	9.51	1,642,799	0.00%	15.73%
2024	0.00%	179,955	8.21	1,478,044	0.00%	-11.37%
2023	0.00%	182,704	9.27	1,693,148	0.00%	2.88%
2022	0.00%	182,849	9.01	1,646,981	0.00%	-4.95%
2021	0.00%	188,449	9.48	1,785,828	0.00%	-4.99%

FTVIS1
2025	0.00%	17,662	24.72	436,582	5.11%	12.87%
2024	0.00%	17,216	21.90	377,019	5.14%	7.46%
2023	0.00%	16,618	20.38	338,658	5.13%	8.87%
2022	0.00%	17,346	18.72	324,685	4.98%	-5.24%
2021	0.00%	16,682	19.75	329,511	4.88%	17.00%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FTVIS2
2025	0.00%	98,593	32.33	3,187,666	5.00%	12.56%
2024	0.00%	89,739	28.72	2,577,729	5.06%	7.20%
2023	0.00%	101,022	26.79	2,706,833	5.13%	8.62%
2022	0.00%	98,825	24.67	2,437,753	4.89%	-5.47%
2021	0.00%	100,892	26.10	2,632,861	4.67%	16.75%

FTVMD1
2025	0.00%	13,189	12.74	168,010	2.58%	23.62%
2024	0.00%	2,313	10.30	23,839	2.50%	3.05%	*****

FTVSVI
2025	0.00%	124,043	54.73	6,788,600	1.25%	7.90%
2024	0.00%	125,885	50.72	6,384,789	1.10%	12.01%
2023	0.00%	136,259	45.28	6,169,838	0.74%	13.02%
2022	0.00%	139,518	40.06	5,589,573	1.24%	-9.82%
2021	0.00%	143,369	44.42	6,369,038	1.12%	25.67%

TIF2
2025	0.00%	141,033	14.28	2,014,052	2.33%	29.19%
2024	0.00%	148,208	11.05	1,638,243	2.40%	-1.00%
2023	0.00%	163,537	11.17	1,825,903	3.10%	20.76%
2022	0.00%	156,901	9.25	1,450,694	3.15%	-7.61%
2021	0.00%	179,299	10.01	1,794,243	1.83%	4.16%

GVGMNS
2025	0.00%	6,035	20.11	121,345	3.91%	9.89%
2024	0.00%	6,246	18.30	114,303	3.15%	11.76%
2023	0.00%	6,488	16.37	106,223	2.02%	15.57%
2022	0.00%	4,135	14.17	58,580	0.00%	-19.16%
2021	0.00%	2,194	17.53	38,450	0.00%	16.17%

RVARS
2025	0.00%	7,683	12.51	96,113	2.32%	1.25%
2024	0.00%	8,308	12.36	102,655	4.93%	-3.66%
2023	0.00%	8,240	12.83	105,686	2.56%	4.37%
2022	0.00%	13,878	12.29	170,547	1.30%	-3.40%
2021	0.00%	13,447	12.72	171,065	0.00%	8.10%

ACEG
2025	0.00%	15,877	62.22	987,773	0.00%	11.66%
2024	0.00%	17,504	55.72	975,239	0.00%	34.89%
2023	0.00%	23,264	41.31	960,951	0.00%	40.93%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	17,007	29.31	498,483	0.00%	-31.11%
2021	0.00%	22,523	42.55	958,320	0.00%	11.93%

AVMCCI
2025	0.00%	2,210	31.76	70,206	0.33%	9.19%
2024	0.00%	2,232	29.09	64,909	0.34%	17.07%
2023	0.00%	2,817	24.85	69,992	0.28%	14.47%
2022	0.00%	3,053	21.71	66,270	0.35%	-14.26%
2021	0.00%	2,910	25.32	73,671	0.45%	23.24%

IVBRA1
2024	0.00%	132,992	15.02	1,997,124	6.19%	3.88%
2023	0.00%	123,352	14.46	1,783,193	0.00%	6.63%
2022	0.00%	117,345	13.56	1,590,826	7.50%	-14.35%
2021	0.00%	124,564	15.83	1,971,669	3.31%	9.54%

OVAG
2025	0.00%	95,377	17.95	1,712,244	0.00%	4.79%
2024	0.00%	94,776	17.13	1,623,706	0.00%	24.23%
2023	0.00%	99,296	13.79	1,369,332	0.00%	13.15%
2022	0.00%	98,006	12.19	1,194,455	0.00%	-30.98%
2021	0.00%	106,567	17.66	1,881,806	0.00%	19.10%

OVGS
2024	0.00%	164,564	38.52	6,339,688	0.00%	16.07%
2023	0.00%	188,775	33.19	6,265,709	0.23%	34.73%
2022	0.00%	180,276	24.63	4,441,028	0.00%	-31.76%
2021	0.00%	180,099	36.10	6,502,012	0.00%	15.49%

OVIG
2025	0.00%	147,952	16.30	2,410,891	0.36%	16.32%
2024	0.00%	146,343	14.01	2,050,076	0.66%	-1.67%
2023	0.00%	140,328	14.25	1,999,221	0.60%	21.06%
2022	0.00%	139,765	11.77	1,644,782	0.00%	-27.13%
2021	0.00%	139,259	16.15	2,248,954	0.00%	10.22%

OVSB
2025	0.00%	30,412	13.75	418,241	5.93%	12.98%
2024	0.00%	30,907	12.17	376,198	3.14%	3.16%
2023	0.00%	31,188	11.80	367,994	0.00%	8.88%
2022	0.00%	31,322	10.84	339,419	0.00%	-11.46%
2021	0.00%	30,378	12.24	371,800	4.83%	-3.41%

OVSC

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	49,768	64.10	3,190,241	0.45%	8.70%
2024	0.00%	52,005	58.97	3,066,795	0.00%	12.68%
2023	0.00%	56,294	52.33	2,946,031	1.15%	18.13%
2022	0.00%	59,559	44.30	2,638,573	0.55%	-15.83%
2021	0.00%	62,535	52.64	3,291,602	0.37%	22.55%

JACAS
2024	0.00%	55,424	85.44	4,735,206	0.01%	28.14%
2023	0.00%	58,516	66.68	3,901,547	0.13%	39.65%
2022	0.00%	61,745	47.74	2,947,937	0.05%	-33.73%
2021	0.00%	79,628	72.04	5,736,558	0.00%	22.60%

JAEI
2025	0.00%	122,812	27.04	3,320,931	0.31%	7.67%
2024	0.00%	122,100	25.11	3,066,449	0.74%	15.61%
2023	0.00%	109,735	21.72	2,383,874	0.17%	18.07%
2022	0.00%	106,705	18.40	1,963,260	0.20%	-15.94%
2021	0.00%	107,848	21.89	2,360,571	0.31%	16.83%

JAGTS
2025	0.00%	105,847	106.29	11,250,225	0.00%	24.84%
2024	0.00%	111,594	85.14	9,500,941	0.00%	31.76%
2023	0.00%	110,235	64.62	7,123,167	0.00%	54.27%
2022	0.00%	97,936	41.89	4,102,069	0.00%	-37.12%
2021	0.00%	121,711	66.61	8,107,744	0.11%	17.75%

JAIGS
2024	0.00%	168,184	16.84	2,831,839	1.30%	5.58%
2023	0.00%	174,347	15.95	2,780,527	1.43%	10.58%
2022	0.00%	174,859	14.42	2,521,783	1.70%	-8.84%
2021	0.00%	177,282	15.82	2,804,523	1.01%	13.29%

JAWGS
2025	0.00%	16,720	13.59	227,160	0.82%	20.60%
2024	0.00%	2,420	11.27	27,262	0.81%	12.65%	*****

LPVCII
2025	0.00%	11,443	12.77	146,141	2.74%	12.62%
2024	0.00%	1,787	11.34	20,269	1.36%	13.41%	*****

LVCLGI
2025	0.00%	10,402	13.06	135,817	0.00%	8.62%
2024	0.00%	1,594	12.02	19,162	0.00%	20.21%	*****

LACIP2

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	25,032	10.34	258,823	3.40%	3.40%	*****

LACIPS
2025	0.00%	2,984	10.98	32,779	0.27%	6.33%
2024	0.00%	94,594	10.33	977,131	3.31%	3.30%	*****

LACMV2
2025	0.00%	299,093	11.64	3,482,620	1.82%	8.99%
2024	0.00%	348,388	10.68	3,721,852	1.89%	6.83%	*****

LOVTRC
2025	0.00%	104,852	12.08	1,267,010	4.75%	7.19%
2024	0.00%	96,021	11.27	1,082,513	4.83%	2.66%
2023	0.00%	75,067	10.98	824,374	4.77%	6.34%
2022	0.00%	57,840	10.33	597,342	3.14%	-14.05%
2021	0.00%	62,432	12.02	750,144	2.20%	-0.24%

MNDIC
2025	0.00%	25,479	36.93	940,908	0.00%	12.96%
2024	0.00%	26,663	32.69	871,657	0.00%	6.72%
2023	0.00%	35,041	30.63	1,073,392	0.00%	14.41%
2022	0.00%	35,950	26.77	962,511	0.00%	-29.76%
2021	0.00%	51,109	38.12	1,948,078	0.00%	1.80%

MV2IGI
2024	0.00%	54,609	34.05	1,859,390	0.35%	16.27%
2023	0.00%	58,303	29.29	1,707,423	0.30%	24.01%
2022	0.00%	61,198	23.62	1,445,256	0.10%	-19.26%
2021	0.00%	61,735	29.25	1,805,675	0.25%	25.97%

MV3MVI
2025	0.00%	23,566	22.37	527,061	1.07%	5.98%
2024	0.00%	20,519	21.10	433,038	1.35%	13.75%
2023	0.00%	11,226	18.55	208,284	1.50%	12.73%
2022	0.00%	9,335	16.46	153,645	0.91%	-8.79%
2021	0.00%	6,540	18.04	118,009	1.11%	30.99%

MVFIC
2025	0.00%	1	58.14	41	1.84%	13.01%
2024	0.00%	212,986	51.45	10,957,856	1.64%	11.61%
2023	0.00%	221,164	46.10	10,194,736	1.65%	7.93%
2022	0.00%	229,785	42.71	9,813,735	1.44%	-5.91%
2021	0.00%	227,593	45.39	10,330,404	1.31%	25.45%

MVIGIC

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	29,172	17.87	521,367	0.87%	21.12%
2024	0.00%	33,514	14.76	494,547	1.20%	9.00%
2023	0.00%	16,569	13.54	224,307	0.87%	14.72%
2022	0.00%	5,542	11.80	65,400	0.60%	-14.95%
2021	0.00%	4,979	13.88	69,087	0.53%	9.27%

MVIVIC
2025	0.00%	20,616	38.13	786,038	1.59%	33.26%
2024	0.00%	23,816	28.61	681,425	1.36%	7.25%
2023	0.00%	26,437	26.68	705,318	0.73%	17.66%
2022	0.00%	28,177	22.68	638,932	0.74%	-23.56%
2021	0.00%	33,924	29.66	1,006,314	0.34%	10.55%

MVIVSC
2025	0.00%	60,320	42.71	2,576,098	1.26%	32.96%
2024	0.00%	76,800	32.12	2,466,775	1.15%	6.97%
2023	0.00%	82,715	30.03	2,483,743	0.47%	17.37%
2022	0.00%	85,180	25.58	2,179,280	0.50%	-23.75%
2021	0.00%	90,393	33.55	3,033,080	0.14%	10.28%

DTRTFB
2025	0.00%	17,960	11.38	204,424	3.77%	7.31%
2024	0.00%	17,616	10.61	186,853	14.98%	3.18%
2023	0.00%	5,903	10.28	60,686	2.84%	5.66%
2022	0.00%	4,672	9.73	45,453	2.97%	-13.21%
2021	0.00%	3,632	11.21	40,715	2.35%	-0.45%

EIF
2025	0.00%	122,832	53.25	6,540,917	1.61%	21.44%
2024	0.00%	124,414	43.85	5,455,688	1.79%	9.86%
2023	0.00%	128,403	39.92	5,125,373	1.80%	11.99%
2022	0.00%	154,417	35.64	5,504,101	1.55%	-3.99%
2021	0.00%	136,967	37.13	5,084,979	1.33%	20.29%

GBF
2025	0.00%	161,477	16.43	2,653,490	3.88%	7.00%
2024	0.00%	165,163	15.36	2,536,458	3.48%	1.03%
2023	0.00%	163,905	15.20	2,491,547	2.65%	4.70%
2022	0.00%	177,171	14.52	2,572,275	2.12%	-12.55%
2021	0.00%	175,610	16.60	2,915,572	1.62%	-2.08%

GEM
2025	0.00%	343,574	15.10	5,186,459	0.63%	36.15%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	252,825	11.09	2,803,205	1.31%	6.28%
2023	0.00%	253,060	10.43	2,639,929	1.71%	4.16%
2022	0.00%	248,206	10.02	2,485,811	0.92%	-24.75%
2021	0.00%	247,796	13.31	3,297,759	0.93%	-7.28%

GIG
2025	0.00%	298,903	24.43	7,302,058	1.20%	39.29%
2024	0.00%	55,879	17.54	980,054	2.54%	11.31%
2023	0.00%	56,997	15.76	898,134	2.80%	21.70%
2022	0.00%	59,305	12.95	767,865	4.20%	-14.12%
2021	0.00%	47,146	15.08	710,820	2.37%	12.66%

GVAAA2
2025	0.00%	371,537	40.62	15,093,154	0.00%	15.41%
2024	0.00%	378,565	35.20	13,325,368	0.00%	16.00%
2023	0.00%	387,712	30.35	11,765,380	0.00%	13.84%
2022	0.00%	398,395	26.66	10,619,905	0.00%	-13.74%
2021	0.00%	407,649	30.90	12,598,058	1.12%	14.71%

GVABD2
2025	0.00%	81,126	15.99	1,297,111	0.00%	6.73%
2024	0.00%	81,015	14.98	1,213,690	0.00%	0.82%
2023	0.00%	83,298	14.86	1,237,686	0.00%	4.50%
2022	0.00%	64,031	14.22	910,416	0.00%	-12.80%
2021	0.00%	62,858	16.31	1,024,976	2.13%	-0.72%

GVAGG2
2025	0.00%	75,106	56.21	4,221,588	0.00%	21.21%
2024	0.00%	82,186	46.37	3,811,234	0.00%	13.23%
2023	0.00%	87,343	40.96	3,577,224	0.00%	22.14%
2022	0.00%	92,414	33.53	3,098,792	0.00%	-25.05%
2021	0.00%	112,320	44.74	5,025,327	0.00%	16.00%

GVAGI2
2025	0.00%	55,639	53.38	2,970,136	0.00%	17.64%
2024	0.00%	60,980	45.38	2,767,213	0.00%	23.76%
2023	0.00%	72,620	36.67	2,662,848	0.00%	25.68%
2022	0.00%	75,230	29.18	2,194,883	0.00%	-16.82%
2021	0.00%	78,014	35.07	2,736,247	1.09%	23.65%

GVAGR2
2025	0.00%	136,985	88.92	12,180,136	0.00%	19.78%
2024	0.00%	149,458	74.24	11,095,069	0.00%	31.15%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	157,796	56.60	8,931,841	0.00%	37.95%
2022	0.00%	169,114	41.03	6,938,983	0.00%	-30.22%
2021	0.00%	173,900	58.80	10,224,913	0.00%	21.53%

GVDMA
2025	0.00%	1,287,468	41.34	53,225,113	0.00%	17.38%
2024	0.00%	1,372,663	35.22	48,346,340	0.00%	11.21%
2023	0.00%	1,466,821	31.67	46,455,571	0.00%	17.93%
2022	0.00%	1,517,665	26.86	40,758,514	0.00%	-18.28%
2021	0.00%	1,584,985	32.86	52,088,460	0.16%	13.63%

GVDMC
2025	0.00%	40,002	26.81	1,072,301	0.00%	11.68%
2024	0.00%	40,887	24.00	981,405	0.00%	6.09%
2023	0.00%	43,288	22.63	979,422	0.00%	11.25%
2022	0.00%	44,056	20.34	896,033	0.00%	-14.39%
2021	0.00%	45,714	23.76	1,086,036	0.21%	6.71%

GVEX1
2025	0.00%	834,691	52.78	44,053,150	1.17%	17.60%
2024	0.00%	624,823	44.88	28,041,067	1.03%	24.76%
2023	0.00%	618,932	35.97	22,263,763	1.40%	25.96%
2022	0.00%	595,118	28.56	16,995,509	1.24%	-18.31%
2021	0.00%	603,093	34.96	21,084,895	2.27%	28.37%

GVIDA
2025	0.00%	266,729	45.83	12,224,301	0.00%	19.26%
2024	0.00%	304,045	38.43	11,684,530	0.00%	12.63%
2023	0.00%	329,243	34.12	11,233,571	0.00%	19.38%
2022	0.00%	332,826	28.58	9,512,261	0.00%	-18.89%
2021	0.00%	336,901	35.24	11,870,792	0.13%	15.50%

GVIDC
2025	0.00%	32,875	20.73	681,485	0.00%	8.90%
2024	0.00%	34,950	19.04	665,313	0.00%	3.82%
2023	0.00%	35,256	18.34	646,433	0.00%	8.03%
2022	0.00%	42,731	16.97	725,270	0.00%	-12.19%
2021	0.00%	45,631	19.33	882,032	0.23%	2.75%

GVIDM
2025	0.00%	481,133	33.66	16,194,703	0.00%	14.42%
2024	0.00%	612,176	29.42	18,008,398	0.00%	9.02%
2023	0.00%	677,839	26.98	18,290,659	0.00%	14.72%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	780,416	23.52	18,356,268	0.00%	-16.55%
2021	0.00%	823,451	28.19	23,210,596	0.19%	10.31%

GVIX2
2025	0.00%	22,403	19.30	432,309	3.53%	30.38%
2024	0.00%	28,678	14.80	424,441	3.21%	2.89%
2023	0.00%	32,796	14.39	471,783	2.14%	17.31%
2022	0.00%	39,154	12.26	480,134	3.79%	-14.51%
2021	0.00%	36,314	14.34	520,872	2.65%	10.53%

HIBF
2025	0.00%	55,270	29.98	1,657,149	5.82%	5.66%
2024	0.00%	55,819	28.38	1,583,984	5.92%	6.28%
2023	0.00%	50,697	26.70	1,353,662	6.11%	13.13%
2022	0.00%	51,831	23.60	1,223,370	5.54%	-11.93%
2021	0.00%	54,009	26.80	1,447,492	4.68%	4.96%

IDPG
2025	0.00%	6,879	18.69	128,594	0.00%	10.92%
2024	0.00%	6,624	16.85	111,626	0.00%	9.43%
2023	0.00%	7,599	15.40	117,032	0.00%	13.20%
2022	0.00%	8,512	13.60	115,802	0.00%	-14.96%
2021	0.00%	7,821	16.00	125,112	0.43%	12.34%

IDPGI
2025	0.00%	18,216	16.60	302,441	0.00%	9.77%
2024	0.00%	9,685	15.13	146,487	0.00%	7.83%
2023	0.00%	9,187	14.03	128,869	0.00%	12.38%
2022	0.00%	8,551	12.48	106,739	0.00%	-13.87%
2021	0.00%	7,494	14.49	108,608	0.44%	7.72%

MCIF
2025	0.00%	85,545	64.45	5,513,380	1.28%	7.05%
2024	0.00%	96,814	60.20	5,828,653	1.08%	13.49%
2023	0.00%	99,787	53.05	5,293,312	1.25%	16.06%
2022	0.00%	103,079	45.71	4,711,468	1.18%	-13.40%
2021	0.00%	110,991	52.78	5,857,916	1.22%	24.26%

MSBF
2025	0.00%	106,557	25.64	2,732,248	3.34%	7.56%
2024	0.00%	107,293	23.84	2,557,743	6.52%	10.34%
2023	0.00%	106,394	21.60	2,298,597	6.10%	8.70%
2022	0.00%	94,133	19.88	1,870,956	3.67%	-2.30%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	97,549	20.34	1,984,421	5.52%	5.24%

NCPG
2025	0.00%	44,149	19.00	839,033	0.00%	10.28%
2024	0.00%	41,665	17.23	718,002	0.00%	11.32%
2023	0.00%	39,282	15.48	608,097	0.00%	12.61%
2022	0.00%	40,852	13.75	561,566	0.00%	-15.08%
2021	0.00%	39,977	16.19	647,157	0.32%	15.72%

NCPGI
2025	0.00%	141,140	16.97	2,394,475	0.00%	9.39%
2024	0.00%	11,388	15.51	176,611	0.00%	8.90%
2023	0.00%	10,885	14.24	155,012	0.00%	12.70%
2022	0.00%	10,252	12.64	129,547	0.00%	-13.61%
2021	0.00%	9,641	14.63	141,025	0.33%	10.24%

NFDIW1
2025	0.00%	549,177	12.70	6,975,089	0.05%	27.01%	*****

NJMIM1
2025	0.00%	27,354	10.33	282,441	0.59%	3.25%	*****

NJMIM2
2025	0.00%	98,237	10.30	1,012,214	0.57%	3.04%	*****

NLCG1
2025	0.00%	36,963	12.10	447,098	0.00%	20.96%	*****

NLCG2
2025	0.00%	355,284	12.09	4,295,160	0.00%	20.89%	*****

NNASD1
2025	0.00%	19,390	12.61	244,421	0.14%	26.05%	*****

NNASD2
2025	0.00%	1,432	12.59	18,035	0.07%	25.92%	*****

NVAMV1
2025	0.00%	52,086	71.14	3,705,596	0.91%	18.63%
2024	0.00%	59,151	59.97	3,547,307	1.73%	15.32%
2023	0.00%	65,790	52.01	3,421,432	1.70%	8.84%
2022	0.00%	75,256	47.78	3,595,794	1.16%	-1.13%
2021	0.00%	82,931	48.33	4,007,769	1.17%	34.53%

NVAMVX
2025	0.00%	751,217	23.64	17,759,088	2.23%	18.81%
2024	0.00%	260,336	19.90	5,180,008	1.93%	15.49%
2023	0.00%	268,648	17.23	4,628,554	1.92%	9.00%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	275,461	15.81	4,354,243	1.36%	-1.02%
2021	0.00%	289,488	15.97	4,623,105	1.41%	34.71%

NVBX
2025	0.00%	107,049	12.10	1,295,525	6.59%	6.80%
2024	0.00%	89,018	11.33	1,008,736	3.01%	1.08%
2023	0.00%	82,452	11.21	924,335	2.74%	5.19%
2022	0.00%	82,319	10.66	877,301	2.36%	-13.39%
2021	0.00%	78,834	12.30	970,020	2.10%	-2.08%

NVCBD1
2025	0.00%	175,774	16.72	2,939,073	3.93%	6.88%
2024	0.00%	36,891	15.64	577,114	3.30%	1.37%
2023	0.00%	36,429	15.43	562,166	3.14%	5.19%
2022	0.00%	37,542	14.67	550,779	2.41%	-14.69%
2021	0.00%	37,376	17.20	642,780	1.96%	-1.03%

NVCCA1
2025	0.00%	253,349	32.00	8,106,852	0.00%	15.05%
2024	0.00%	255,673	27.81	7,110,977	0.00%	12.58%
2023	0.00%	251,330	24.70	6,209,069	0.00%	16.45%
2022	0.00%	244,972	21.21	5,196,886	0.00%	-14.95%
2021	0.00%	259,254	24.94	6,466,861	0.28%	15.75%

NVCCN1
2025	0.00%	45,367	19.37	878,580	0.00%	8.76%
2024	0.00%	43,483	17.81	774,267	0.00%	5.18%
2023	0.00%	43,837	16.93	742,112	0.00%	8.91%
2022	0.00%	44,356	15.54	689,463	0.00%	-11.97%
2021	0.00%	53,499	17.66	944,660	0.22%	4.49%

NVCMA1
2025	0.00%	568,315	34.65	19,691,139	0.00%	16.51%
2024	0.00%	598,851	29.74	17,808,285	0.00%	13.74%
2023	0.00%	644,680	26.15	16,855,663	0.00%	18.07%
2022	0.00%	712,653	22.15	15,781,738	0.00%	-15.01%
2021	0.00%	722,445	26.06	18,824,549	0.24%	18.12%

NVCMC1
2025	0.00%	17,298	24.05	416,032	0.00%	11.32%
2024	0.00%	17,602	21.61	380,298	0.00%	7.79%
2023	0.00%	19,396	20.04	388,771	0.00%	11.88%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	19,489	17.92	349,168	0.00%	-13.05%
2021	0.00%	19,286	20.61	397,396	0.25%	9.23%

NVCMD1
2025	0.00%	215,265	29.31	6,309,873	0.00%	13.60%
2024	0.00%	242,852	25.80	6,266,493	0.00%	11.18%
2023	0.00%	246,874	23.21	5,729,730	0.00%	14.95%
2022	0.00%	252,692	20.19	5,101,857	0.00%	-14.08%
2021	0.00%	268,077	23.50	6,299,477	0.26%	13.64%

NVCRA1
2025	0.00%	235,169	37.60	8,842,756	0.00%	18.54%
2024	0.00%	228,082	31.72	7,234,700	0.00%	15.44%
2023	0.00%	234,228	27.48	6,435,801	0.00%	19.74%
2022	0.00%	235,190	22.95	5,396,874	0.00%	-15.23%
2021	0.00%	246,851	27.07	6,682,533	0.19%	20.19%

NVCRB1
2025	0.00%	110,043	26.40	2,904,722	0.00%	12.59%
2024	0.00%	107,463	23.44	2,519,462	0.00%	9.34%
2023	0.00%	106,545	21.44	2,284,502	0.00%	13.40%
2022	0.00%	121,161	18.91	2,290,922	0.00%	-13.60%
2021	0.00%	133,807	21.88	2,928,354	0.27%	11.12%

NVDBL2
2025	0.00%	20,543	30.01	616,529	0.00%	12.97%
2024	0.00%	20,739	26.57	550,936	0.00%	7.79%
2023	0.00%	21,026	24.65	518,183	0.00%	13.04%
2022	0.00%	21,652	21.80	472,063	0.00%	-14.99%
2021	0.00%	20,702	25.65	530,942	0.20%	8.24%

NVDBLP
2025	0.00%	32,192	22.38	720,409	0.00%	13.16%
2024	0.00%	31,938	19.78	631,567	0.00%	7.94%
2023	0.00%	33,625	18.32	615,990	0.00%	13.14%
2022	0.00%	33,747	16.19	546,443	0.00%	-14.84%
2021	0.00%	33,704	19.01	640,820	0.38%	8.45%

NVDCA2
2025	0.00%	3,918	40.50	158,664	0.00%	15.70%
2024	0.00%	4,089	35.00	143,123	0.00%	10.47%
2023	0.00%	4,275	31.69	135,457	0.00%	16.38%
2022	0.00%	4,490	27.23	122,248	0.00%	-17.57%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	4,800	33.03	158,536	0.11%	12.16%

NVDCAP
2025	0.00%	54,790	28.24	1,547,521	0.00%	15.88%
2024	0.00%	54,654	24.37	1,332,156	0.00%	10.67%
2023	0.00%	53,705	22.02	1,182,765	0.00%	16.56%
2022	0.00%	50,776	18.89	959,373	0.00%	-17.50%
2021	0.00%	49,477	22.90	1,133,070	0.40%	12.38%

NVDMAP
2025	0.00%	91,562	31.04	2,841,775	0.00%	17.62%
2024	0.00%	88,670	26.39	2,339,825	0.00%	11.43%
2023	0.00%	89,649	23.68	2,122,983	0.00%	18.14%
2022	0.00%	86,603	20.05	1,735,963	0.00%	-18.23%
2021	0.00%	83,875	24.51	2,056,019	0.31%	13.84%

NVDMCP
2025	0.00%	26,245	20.00	524,796	0.00%	11.82%
2024	0.00%	25,431	17.88	454,768	0.00%	6.34%
2023	0.00%	31,205	16.82	524,749	0.00%	11.45%
2022	0.00%	30,210	15.09	455,834	0.00%	-14.34%
2021	0.00%	28,860	17.61	508,354	0.42%	6.87%

NVFIII
2025	0.00%	3,415	10.79	36,842	4.57%	6.33%
2024	0.00%	1,761	10.15	17,865	4.32%	0.81%
2023	0.00%	1,017	10.07	10,240	3.00%	5.22%
2022	0.00%	721	9.57	6,897	2.00%	-13.74%
2021	0.00%	587	11.09	6,509	0.95%	-2.02%

NVGEII
2025	0.00%	29,145	21.07	613,984	1.33%	18.00%
2024	0.00%	31,305	17.85	558,893	1.79%	15.57%
2023	0.00%	13,968	15.45	215,785	1.69%	20.48%
2022	0.00%	10,255	12.82	131,490	5.11%	-16.38%
2021	0.00%	1,257	15.33	19,274	1.20%	21.87%

NVIDAP
2025	0.00%	91,614	35.03	3,209,580	0.00%	19.52%
2024	0.00%	89,004	29.31	2,608,973	0.00%	12.81%
2023	0.00%	92,544	25.98	2,404,728	0.00%	19.52%
2022	0.00%	87,879	21.74	1,910,624	0.00%	-18.77%
2021	0.00%	81,023	26.77	2,168,691	0.25%	15.74%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVIDCP
2025	0.00%	27,032	15.87	428,884	0.00%	8.99%
2024	0.00%	26,558	14.56	386,609	0.00%	4.04%
2023	0.00%	25,796	13.99	360,933	0.00%	8.16%
2022	0.00%	24,976	12.94	323,097	0.00%	-12.04%
2021	0.00%	27,142	14.71	399,194	0.41%	2.85%

NVIDMP
2025	0.00%	286,265	25.22	7,218,245	0.00%	14.68%
2024	0.00%	283,061	21.99	6,223,750	0.00%	9.18%
2023	0.00%	293,419	20.14	5,909,292	0.00%	14.95%
2022	0.00%	281,826	17.52	4,937,499	0.00%	-16.49%
2021	0.00%	382,503	20.98	8,024,558	0.46%	10.44%

NVIE6
2025	0.00%	10,456	23.75	248,290	0.90%	38.97%
2024	0.00%	10,982	17.09	187,645	2.18%	11.01%
2023	0.00%	13,081	15.39	201,352	2.60%	21.46%
2022	0.00%	13,693	12.67	173,526	3.55%	-14.38%
2021	0.00%	14,363	14.80	212,580	2.28%	12.40%

NVIX
2025	0.00%	88,274	19.50	1,721,246	3.95%	30.64%
2024	0.00%	106,108	14.93	1,583,745	3.55%	3.11%
2023	0.00%	106,050	14.48	1,535,153	2.58%	17.58%
2022	0.00%	109,854	12.31	1,352,488	3.97%	-14.29%
2021	0.00%	106,704	14.36	1,532,784	3.05%	10.84%

NVMIVX
2025	0.00%	155,101	20.03	3,107,017	1.84%	35.21%
2024	0.00%	162,683	14.82	2,410,324	6.26%	4.44%
2023	0.00%	160,917	14.19	2,282,820	2.74%	15.67%
2022	0.00%	160,112	12.26	1,963,659	3.76%	-5.86%
2021	0.00%	153,673	13.03	2,002,088	3.40%	10.58%

NVMLG1
2025	0.00%	182,417	87.01	15,871,570	3.67%	14.20%
2024	0.00%	165,921	76.19	12,640,957	0.80%	26.06%
2023	0.00%	157,790	60.44	9,536,147	5.35%	35.36%
2022	0.00%	169,682	44.65	7,576,250	5.19%	-12.49%
2021	0.00%	181,461	51.02	9,258,435	0.00%	40.45%

NVMMG1

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	87,428	40.46	3,537,498	0.00%	5.91%
2024	0.00%	103,197	38.20	3,942,361	0.00%	18.50%
2023	0.00%	112,601	32.24	3,630,042	0.00%	20.58%
2022	0.00%	119,573	26.74	3,196,965	0.00%	-37.61%
2021	0.00%	122,840	42.85	5,264,074	0.12%	-4.70%

NVMMV1
2025	0.00%	10,017	34.36	344,207	1.57%	2.39%
2024	0.00%	4,726	33.56	158,596	1.15%	8.54%
2023	0.00%	4,241	30.92	131,136	1.58%	8.82%
2022	0.00%	4,822	28.41	137,011	1.54%	-2.59%
2021	0.00%	4,638	29.17	135,290	0.80%	24.20%

NVMMV2
2025	0.00%	82,215	38.29	3,147,662	0.90%	2.30%
2024	0.00%	86,248	37.42	3,227,715	1.01%	8.49%
2023	0.00%	90,210	34.50	3,111,934	1.51%	8.63%
2022	0.00%	105,210	31.76	3,341,003	1.39%	-2.66%
2021	0.00%	99,861	32.62	3,257,923	0.76%	24.02%

NVNMO1
2025	0.00%	58,445	49.68	2,903,256	0.53%	11.88%
2024	0.00%	58,045	44.40	2,577,222	0.46%	21.48%
2023	0.00%	56,590	36.55	2,068,319	0.53%	23.39%
2022	0.00%	58,135	29.62	1,721,985	0.40%	-17.06%
2021	0.00%	59,282	35.71	2,117,174	0.31%	26.57%

NVNSR2
2025	0.00%	79,230	37.63	2,981,155	1.00%	2.04%
2024	0.00%	83,807	36.87	3,090,309	0.18%	8.47%
2023	0.00%	88,199	33.99	2,998,251	0.29%	20.68%
2022	0.00%	94,828	28.17	2,671,170	0.50%	-22.95%
2021	0.00%	99,103	36.56	3,623,128	0.33%	26.76%

NVOLG1
2025	0.00%	389,128	99.33	38,653,374	0.94%	17.18%
2024	0.00%	413,669	84.77	35,065,993	1.19%	22.80%
2023	0.00%	463,507	69.03	31,995,907	1.42%	23.88%
2022	0.00%	509,911	55.72	28,413,944	0.88%	-22.10%
2021	0.00%	538,274	71.53	38,504,975	0.68%	30.24%

NVRE1
2025	0.00%	146,988	26.70	3,924,683	1.73%	0.58%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	144,430	26.55	3,834,060	2.31%	10.72%
2023	0.00%	167,036	23.98	4,004,703	2.33%	12.88%
2022	0.00%	173,619	21.24	3,687,718	1.56%	-28.52%
2021	0.00%	175,894	29.71	5,226,510	1.08%	46.75%

NVSIX2
2025	0.00%	51,526	30.13	1,552,405	0.85%	12.14%
2024	0.00%	57,958	26.87	1,557,115	0.93%	10.87%
2023	0.00%	58,860	24.23	1,426,292	1.19%	16.35%
2022	0.00%	57,100	20.83	1,189,222	0.84%	-20.72%
2021	0.00%	55,530	26.27	1,458,843	0.82%	14.20%

NVSTB1
2025	0.00%	145,270	13.02	1,891,776	17.91%	5.70%
2024	0.00%	11,195	12.32	137,933	4.76%	4.48%
2023	0.00%	9,836	11.70	115,040	3.80%	5.95%
2022	0.00%	10,376	11.04	114,533	2.39%	-5.39%
2021	0.00%	10,543	11.67	123,007	1.39%	-0.44%

NVSTB2
2025	0.00%	53,866	14.14	761,898	3.85%	5.43%
2024	0.00%	62,036	13.42	832,246	3.68%	5.06%
2023	0.00%	74,518	12.77	951,549	3.57%	5.69%
2022	0.00%	77,103	12.08	931,587	1.95%	-5.67%
2021	0.00%	87,535	12.81	1,121,178	1.17%	-0.59%

NVTIV3
2025	0.00%	56,006	32.14	1,800,187	1.82%	34.99%
2024	0.00%	60,995	23.81	1,452,382	5.96%	4.25%
2023	0.00%	66,224	22.84	1,512,544	2.47%	15.56%
2022	0.00%	75,955	19.76	1,501,214	3.57%	-5.99%
2021	0.00%	83,893	21.02	1,763,805	2.36%	10.40%

SAM
2025	0.00%	573,699	13.79	7,913,882	3.85%	3.91%
2024	0.00%	636,104	13.28	8,444,438	4.78%	4.88%
2023	0.00%	671,183	12.66	8,495,263	4.65%	4.75%
2022	0.00%	718,370	12.08	8,680,462	1.32%	1.30%
2021	0.00%	644,193	11.93	7,684,551	0.00%	0.00%

SAM5
2025	0.00%	62,190	12.06	749,920	3.89%	3.96%
2024	0.00%	38,859	11.60	450,721	4.74%	4.94%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	41,358	11.05	457,140	4.60%	4.80%
2022	0.00%	74,226	10.55	782,875	1.54%	1.33%
2021	0.00%	48,415	10.41	503,942	0.00%	0.00%

SCF
2025	0.00%	60,940	59.44	3,622,148	1.03%	10.35%
2024	0.00%	61,730	53.86	3,325,019	0.12%	13.08%
2023	0.00%	63,184	47.63	3,009,555	0.52%	13.99%
2022	0.00%	65,495	41.79	2,736,820	0.45%	-18.77%
2021	0.00%	67,572	51.44	3,475,936	0.00%	30.84%

SCGF
2025	0.00%	49,974	55.63	2,780,073	0.00%	16.36%
2024	0.00%	39,090	47.81	1,868,933	0.00%	21.21%
2023	0.00%	38,813	39.44	1,530,956	0.00%	17.47%
2022	0.00%	40,043	33.58	1,344,627	0.00%	-30.37%
2021	0.00%	42,011	48.22	2,025,877	0.00%	10.31%

SCVF
2025	0.00%	31,153	43.29	1,348,732	1.27%	2.17%
2024	0.00%	31,364	42.38	1,329,071	0.71%	6.53%
2023	0.00%	34,382	39.78	1,367,635	0.43%	17.45%
2022	0.00%	35,585	33.87	1,205,187	0.34%	-12.91%
2021	0.00%	36,683	38.89	1,426,609	0.00%	32.04%

TRF
2025	0.00%	93,209	58.29	5,432,748	0.91%	16.49%
2024	0.00%	99,104	50.04	4,958,717	1.07%	13.66%
2023	0.00%	103,727	44.02	4,566,444	1.33%	8.27%
2022	0.00%	111,727	40.66	4,542,732	1.18%	-8.44%
2021	0.00%	116,191	44.41	5,159,942	0.78%	21.88%

AMMCGS
2025	0.00%	16,038	26.55	425,830	0.00%	5.23%
2024	0.00%	8,909	25.23	224,795	0.00%	23.76%
2023	0.00%	12,077	20.39	246,210	0.00%	17.96%
2022	0.00%	12,575	17.28	217,331	0.00%	-28.83%
2021	0.00%	11,811	24.28	286,804	0.00%	12.72%

AMSRS
2025	0.00%	19,864	72.64	1,442,853	0.00%	13.74%
2024	0.00%	20,435	63.86	1,304,994	0.23%	25.84%
2023	0.00%	21,354	50.75	1,083,609	0.33%	26.90%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	24,449	39.99	977,706	0.45%	-18.45%
2021	0.00%	24,418	49.04	1,197,411	0.38%	23.48%

AMTB
2025	0.00%	75,369	15.29	1,152,591	5.36%	5.71%
2024	0.00%	76,420	14.47	1,105,504	5.68%	6.10%
2023	0.00%	74,996	13.64	1,022,580	4.62%	5.90%
2022	0.00%	75,284	12.88	969,308	3.78%	-5.19%
2021	0.00%	82,199	13.58	1,116,229	2.69%	0.74%

DWVSVS
2025	0.00%	11,200	28.43	318,454	0.92%	7.83%
2024	0.00%	11,847	26.37	312,403	0.95%	11.02%
2023	0.00%	12,667	23.75	300,867	0.64%	9.10%
2022	0.00%	14,803	21.77	322,282	0.51%	-12.36%
2021	0.00%	13,823	24.84	343,374	0.62%	34.01%

WRASP
2025	0.00%	137,406	26.47	3,637,710	1.29%	16.66%
2024	0.00%	140,985	22.69	3,199,345	1.85%	12.44%
2023	0.00%	165,706	20.18	3,344,381	2.13%	13.94%
2022	0.00%	182,314	17.71	3,229,518	1.52%	-14.74%
2021	0.00%	198,159	20.78	4,117,038	1.60%	10.44%

WRBDP
2025	0.00%	422	17.37	7,338	5.13%	6.48%
2024	0.00%	398	16.32	6,498	2.96%	2.45%
2023	0.00%	373	15.93	5,933	2.73%	7.17%
2022	0.00%	347	14.86	5,156	2.44%	-15.79%
2021	0.00%	319	17.65	5,629	1.98%	-0.85%

WRBP
2025	0.00%	452	38.21	17,269	1.22%	11.79%
2024	0.00%	417	34.18	14,252	1.29%	15.60%
2023	0.00%	390	29.57	11,523	0.76%	16.03%
2022	0.00%	352	25.48	8,970	1.11%	-16.06%
2021	0.00%	324	30.36	9,836	0.97%	15.97%

WRGNR
2025	0.00%	666	9.71	6,465	0.00%	37.75%
2024	0.00%	638	7.05	4,500	5.52%	-0.58%
2023	0.00%	599	7.09	4,245	2.51%	1.59%
2022	0.00%	561	6.98	3,916	1.61%	17.78%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	522	5.93	3,093	1.59%	26.68%

WRHIP
2025	0.00%	23,069	30.43	701,936	6.37%	7.17%
2024	0.00%	24,245	28.39	688,400	6.37%	6.19%
2023	0.00%	23,829	26.74	637,111	6.34%	11.75%
2022	0.00%	24,347	23.93	582,516	6.85%	-10.97%
2021	0.00%	28,410	26.87	763,443	5.87%	6.06%

WRMCG
2025	0.00%	10,037	57.98	581,965	0.00%	1.18%
2024	0.00%	10,786	57.31	618,163	0.00%	2.20%
2023	0.00%	13,651	56.07	765,462	0.00%	19.61%
2022	0.00%	14,345	46.88	672,471	0.00%	-30.79%
2021	0.00%	24,690	67.74	1,672,417	0.00%	16.36%

WRPAP
2025	0.00%	864	41.24	35,643	1.71%	15.86%
2024	0.00%	832	35.59	29,622	1.18%	10.99%
2023	0.00%	797	32.07	25,546	6.06%	17.46%
2022	0.00%	755	27.30	20,612	1.95%	-16.68%
2021	0.00%	712	32.77	23,330	1.62%	18.93%

WRPMAP
2025	0.00%	868	36.82	31,949	2.17%	14.59%
2024	0.00%	819	32.14	26,314	1.45%	10.22%
2023	0.00%	765	29.16	22,319	5.84%	16.43%
2022	0.00%	704	25.04	17,629	2.36%	-15.83%
2021	0.00%	640	29.75	19,040	1.85%	16.88%

WRSCP
2025	0.00%	196	39.80	7,815	0.00%	13.39%
2024	0.00%	190	35.10	6,674	0.00%	14.26%
2023	0.00%	183	30.72	5,618	0.00%	13.04%
2022	0.00%	175	27.18	4,756	0.00%	-26.77%
2021	0.00%	165	37.11	6,124	0.93%	3.99%

WRSTP
2025	0.00%	221	110.56	24,407	0.00%	33.36%
2024	0.00%	226	82.90	18,701	0.00%	30.59%
2023	0.00%	234	63.48	14,841	0.00%	39.06%
2022	0.00%	229	45.65	10,454	0.00%	-31.84%
2021	0.00%	204	66.98	13,663	0.00%	15.17%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NOTB3
2025	0.00%	24,407	16.24	396,474	2.82%	8.94%
2024	0.00%	24,560	14.91	366,235	2.62%	5.96%
2023	0.00%	24,793	14.07	348,929	0.18%	9.17%
2022	0.00%	25,038	12.89	322,777	17.97%	-12.08%
2021	0.00%	28,842	14.66	422,920	1.00%	8.51%

NOTG3
2025	0.00%	23,179	17.98	416,805	2.21%	11.50%
2024	0.00%	22,428	16.13	361,705	2.29%	7.63%
2023	0.00%	21,812	14.98	326,831	0.39%	11.00%
2022	0.00%	21,501	13.50	290,243	7.53%	-13.79%
2021	0.00%	27,793	15.66	435,177	0.99%	12.43%

NOTMG3
2025	0.00%	15,857	17.69	280,545	2.74%	10.23%
2024	0.00%	20,298	16.05	325,773	2.57%	7.58%
2023	0.00%	20,456	14.92	305,179	0.37%	10.23%
2022	0.00%	19,603	13.53	265,312	17.31%	-13.53%
2021	0.00%	17,992	15.65	281,595	1.04%	10.98%

PMVAAA
2025	0.00%	23,606	18.92	446,629	4.71%	14.20%
2024	0.00%	23,790	16.57	394,123	6.62%	3.74%
2023	0.00%	34,532	15.97	551,425	3.02%	8.14%
2022	0.00%	41,760	14.77	616,647	7.79%	-11.84%
2021	0.00%	41,437	16.75	694,087	11.09%	16.23%

PMVFBA
2025	0.00%	23,875	13.20	315,112	3.50%	10.14%
2024	0.00%	24,476	11.98	293,312	3.36%	-3.40%
2023	0.00%	25,487	12.41	316,185	2.53%	6.22%
2022	0.00%	26,680	11.68	311,606	1.58%	-18.98%
2021	0.00%	30,180	14.42	435,071	5.90%	-7.52%

PMVLDA
2025	0.00%	3,676	15.02	55,205	3.96%	5.52%
2024	0.00%	170,225	14.23	2,422,770	3.99%	4.50%
2023	0.00%	180,129	13.62	2,453,360	3.61%	4.98%
2022	0.00%	186,479	12.97	2,419,389	1.65%	-5.75%
2021	0.00%	204,503	13.77	2,815,174	0.52%	-0.93%

PMVRSA

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	15,899	10.40	165,338	2.87%	18.79%
2024	0.00%	17,124	8.75	149,901	2.14%	4.16%
2023	0.00%	23,238	8.40	195,302	18.13%	-7.85%
2022	0.00%	58,697	9.12	535,358	20.45%	8.61%
2021	0.00%	28,377	8.40	238,291	5.33%	33.34%

PVSTA
2025	0.00%	20,578	11.87	244,330	4.46%	4.67%
2024	0.00%	17,005	11.34	192,894	4.89%	6.05%
2023	0.00%	1,944	10.70	20,795	4.46%	5.91%
2022	0.00%	3,757	10.10	37,942	1.01%	0.99%	*****

PVEIB
2025	0.00%	121,732	29.34	3,571,660	1.40%	20.35%
2024	0.00%	128,567	24.38	3,134,378	1.09%	19.14%
2023	0.00%	135,091	20.46	2,764,285	1.92%	15.67%
2022	0.00%	122,880	17.69	2,173,875	0.77%	-3.13%
2021	0.00%	32,924	18.26	601,287	1.06%	27.30%

PVGOB
2025	0.00%	33,651	48.44	1,630,007	0.00%	14.34%
2024	0.00%	29,853	42.36	1,264,725	0.00%	33.41%
2023	0.00%	29,325	31.76	931,254	0.00%	44.47%
2022	0.00%	26,239	21.98	576,752	0.00%	-30.50%
2021	0.00%	24,473	31.63	774,037	0.00%	22.65%

PVNOB
2025	0.00%	6,345	15.88	100,757	0.66%	10.69%
2024	0.00%	4,544	14.35	65,183	0.20%	23.02%

TRHS2
2025	0.00%	46,470	78.71	3,657,732	0.00%	17.80%
2024	0.00%	51,572	66.82	3,445,837	0.00%	1.42%
2023	0.00%	57,112	65.88	3,762,650	0.00%	2.68%
2022	0.00%	63,080	64.16	4,047,189	0.00%	-12.69%
2021	0.00%	70,232	73.48	5,160,783	0.00%	12.83%

TRHSP
2025	0.00%	49,941	58.14	2,903,441	0.00%	18.10%
2024	0.00%	43,822	49.23	2,157,239	0.00%	1.66%
2023	0.00%	56,105	48.43	2,716,887	0.00%	2.96%
2022	0.00%	58,714	47.03	2,761,477	0.00%	-12.47%
2021	0.00%	53,658	53.74	2,883,335	0.00%	13.10%

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

TRMCG2
2025	0.00%	917	12.67	11,618	0.00%	3.29%
2024	0.00%	934	12.27	11,456	0.00%	9.04%

VWHA
2025	0.00%	137,774	13.01	1,791,979	2.62%	36.48%
2024	0.00%	147,342	9.53	1,404,164	2.63%	-2.83%
2023	0.00%	211,392	9.81	2,073,269	2.68%	-3.58%
2022	0.00%	214,734	10.17	2,184,344	1.75%	8.39%
2021	0.00%	216,952	9.38	2,036,011	0.44%	18.92%

VRVDRI
2025	0.00%	14,638	14.63	214,192	2.97%	1.00%
2024	0.00%	15,460	14.49	223,978	2.35%	11.15%
2023	0.00%	15,648	13.03	203,960	2.53%	11.31%
2022	0.00%	16,329	11.71	191,202	1.52%	-25.90%
2021	0.00%	7,094	15.80	112,100	1.07%	46.87%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.